UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 94.0% of Net Assets

	Certificates of Deposit – 80.3%
$149,150,000	Canadian Imperial Bank of Commerce, 0.020%, 4/01/2015	$149,150,000
85,000,000	BNP Paribas, 0.030%, 4/01/2015	85,000,000
30,000,000	Skandinaviska Enskilda, 0.030%, 4/01/2015	30,000,000
15,000,000	National Bank of Kuwait, 0.050%, 4/01/2015	15,000,000
50,000,000	Rabobank Nederland, 0.220%, 4/01/2015	50,000,150
50,000,000	China Construction Bank Corp. (NY), 0.200%, 4/02/2015	50,000,150
46,000,000	Agricultural Bank of China, 0.210%, 4/02/2015	46,000,092
50,000,000	Mizuho Corporate Bank, 0.230%, 4/02/2015	49,999,950
155,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.140%, 4/07/2015	154,999,690
15,000,000	Sumitomo Mitsui Bank (NY), 0.130%, 4/09/2015	14,999,895
17,200,000	Landesbank Hessen Thueringen Girozentrale, 0.130%, 4/10/2015	17,200,000
35,000,000	Mizuho Corporate Bank, 0.240%, 4/16/2015	34,999,860
21,100,000	Banco Del Estado de Chile, 0.200%, 4/23/2015	21,100,000
70,000,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/24/2015	70,003,290
25,000,000	U.S. Bank National Association, 0.160%, 4/27/2015	25,001,500
125,000,000	Skandinaviska Enskilda Banken (NY), 0.260%, 5/04/2015	125,017,750
50,000,000	Standard Chartered Bank (NY), 0.288%, 5/06/2015(b)(c)	49,999,150
49,900,000	Banco Del Estado de Chile, 0.257%, 5/11/2015(b)	49,898,852
75,000,000	Bank of Nova Scotia (TX), 0.200%, 5/12/2015	75,012,225
15,000,000	Mizuho Corporate Bank, 0.230%, 5/15/2015	14,999,625
40,000,000	Mizuho Corporate Bank, 0.250%, 5/18/2015	39,998,920
130,000,000	Credit Industriel et Commercial, 0.200%, 5/19/2015	129,998,960
4,750,000	DZ Bank AG, 0.400%, 5/19/2015	4,751,226
39,100,000	State Street Bank and Trust Company, 0.233%, 5/21/2015(b)	39,098,553
145,000,000	National Bank of Kuwait, 0.285%, 6/05/2015	145,019,865
50,000,000	State Street Bank and Trust Company, 0.255%, 6/15/2015(b)	49,998,700

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$50,000,000	Rabobank Nederland, 0.321%, 6/15/2015(b)	$49,995,700
25,000,000	Bank of Montreal (IL), 0.255%, 6/16/2015(b)	24,999,375
60,000,000	Deutsche Zentral-Genossenschaftsbank, 0.210%, 6/17/2015	59,994,780
10,000,000	Mizuho Corporate Bank, 0.270%, 6/17/2015	10,000,000
25,000,000	Bank of Nova Scotia (TX), 0.180%, 7/01/2015	25,005,100
120,000,000	Dexia Credit Local, 0.305%, 7/01/2015(b)(d)	119,994,360
60,400,000	Sumitomo Mitsui Bank (NY), 0.303%, 7/06/2015(b)(d)	60,398,490
75,000,000	Norinchukin Bank, 0.320%, 7/08/2015(d)	75,012,300
25,000,000	Norinchukin Bank, 0.270%, 7/13/2015	25,000,725
30,000,000	Bank of Montreal (IL), 0.255%, 7/16/2015(b)	29,998,170
40,000,000	Westpac Banking Corp. (NY), 0.247%, 7/17/2015(b)(c)	39,997,520
25,000,000	China Construction Bank Corp. (NY), 0.427%, 7/20/2015(b)(e)	25,000,000
20,000,000	Toronto Dominion Bank, 0.200%, 7/27/2015	19,997,700
140,000,000	Svenska Handelsbanken (NY), 0.250%, 8/03/2015	140,012,040
10,000,000	Sumitomo Mitsui Bank (NY), 0.313%, 8/05/2015(b)	9,999,670
70,000,000	Bank of Montreal (IL), 0.245%, 8/07/2015(b)(d)	69,995,240
100,000,000	Toronto Dominion Bank, 0.310%, 8/10/2015	100,027,300
30,000,000	Toronto Dominion Bank, 0.260%, 8/11/2015	30,002,760
50,000,000	Banco Del Estado de Chile, 0.257%, 8/17/2015(b)	49,996,200
50,000,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 8/25/2015	49,997,950
50,000,000	Bank of Nova Scotia (TX), 0.280%, 9/16/2015(c)	49,995,300
75,000,000	Wells Fargo, 0.275%, 11/06/2015(b)(d)	74,991,225
49,700,000	Royal Bank of Canada, 0.276%, 1/13/2016(b)	49,680,717
30,000,000	Westpac Banking Corp. (NY), 0.305%, 2/08/2016(b)	29,997,480
50,000,000	Royal Bank of Canada, 0.293%, 2/23/2016(b)	49,995,400

		2,807,333,905

	Financial Company Commercial Paper – 8.7%
74,150,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 4/28/2015(f)	74,143,178
25,000,000	JPMorgan Securities LLC, 0.250%, 4/29/2015(f)	24,997,000
20,000,000	JPMorgan Securities LLC, 0.250%, 5/05/2015(f)	19,996,940

Principal Amount	Description	Value (†)
	Financial Company Commercial Paper – continued
$50,000,000	Swedbank, 0.190%, 5/19/2015(f)	$49,991,150
30,000,000	General Electric Capital Corp., 0.200%, 5/20/2015(f)	29,995,410
30,000,000	Swedbank, 0.190%, 5/21/2015(f)	29,994,480
75,000,000	Oversea-Chinese Banking Corp. Ltd., 0.170%, 6/24/2015(f)	74,968,650

		304,086,808

	Commercial Paper – 3.0%
65,000,000	Shagang South-Asia (Hong Kong) Trading Co. Ltd., (Credit Support: Bank of China), 0.450%, 4/06/2015(f)	64,995,125
40,000,000	Cofco Capital Corp., (Credit Support: Bank of China), 0.420%, 4/09/2015(f)	39,998,520

		104,993,645

	Other Notes – 2.0%
20,000,000	JPMorgan Chase Bank NA, Series 1, 0.424%, 4/06/2016(b)	20,000,020
50,000,000	Wells Fargo, 0.390%, 4/19/2016(b)	50,000,900

		70,000,920

	Total Short-Term Investments (Identified Cost $3,286,366,541)	3,286,415,278

	Total Investments – 94.0% (Identified Cost $3,286,366,541)(a)	3,286,415,278
	Other assets less liabilities – 6.0%	210,370,737

	Net Assets – 100.0%	$3,496,786,015

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2015, the value of the Fund’s investment in the Subsidiary was $44,834,733, representing 1.3% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $3,286,366,541 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$135,832
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(87,095)

Net unrealized appreciation	$48,737

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	Security payable on demand at par including accrued interest.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	6/17/2015	Australian Dollar	65,300,000	$49,524,469	$509,502
Buy	6/17/2015	British Pound	50,937,500	75,521,465	(617,821)
Sell	6/17/2015	Canadian Dollar	167,900,000	132,429,656	118,545
Sell	6/17/2015	Euro	381,000,000	410,095,165	(5,170,270)
Buy	6/17/2015	Japanese Yen	20,212,500,000	168,707,714	26,702
Sell	6/17/2015	Japanese Yen	38,162,500,000	318,531,014	(2,634,061)
Sell	6/17/2015	Swedish Krona	1,002,000,000	116,486,976	(533,408)
Sell	6/17/2015	Swiss Franc	90,250,000	93,158,886	(2,755,653)

Total					$(11,056,464)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	6/19/2015	1,208	$390,011,677	$3,077,622
E-mini S&P 500®	6/19/2015	8,128	837,509,120	11,724,638
Eurodollar	9/14/2015	49,580	12,335,504,000	14,945,437
FTSE 100 Index	6/19/2015	5,748	573,583,257	(2,175,250)
German Euro Bund	6/08/2015	1,432	244,452,052	2,302,885
Hang Seng Index®	4/29/2015	33	5,309,907	74,703
TOPIX	6/11/2015	2,926	376,560,720	4,441,906
UK Long Gilt	6/26/2015	418	74,872,391	1,469,545
10 Year Japan Government Bond	6/11/2015	988	1,212,768,249	699,045
10 Year U.S. Treasury Note	6/19/2015	3,439	443,308,594	5,261,157

Total				$41,821,688

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/17/2015	503	$22,433,800	$(182,338)
Brent Crude Oil	4/15/2015	694	38,246,340	(3,518,580)
Copper LME	6/17/2015	544	82,259,600	2,971,600
Gold	6/26/2015	1,575	186,354,000	(3,643,000)
Low Sulfur Gasoil	5/12/2015	475	24,890,000	427,500
Natural Gas	4/28/2015	963	25,423,200	(2,107,040)
New York Harbor ULSD	4/30/2015	349	25,035,864	201,029
Nickel LME	6/17/2015	286	21,250,944	(2,710,422)
Zinc LME	6/17/2015	480	24,990,000	648,000

Total				$(7,913,251)

At March 31, 2015, open short futures contracts were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
WTI Crude Oil	4/21/2015	208	$9,900,800	$(305,760)

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$3,286,415,278	$—	$3,286,415,278
Forward Foreign Currency Contracts (unrealized appreciation)	—	654,749	—	654,749
Futures Contracts (unrealized appreciation)	48,245,067	—	—	48,245,067

Total	$48,245,067	$3,287,070,027	$—	$3,335,315,094

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(11,711,213)	$—	$(11,711,213)
Futures Contracts (unrealized depreciation)	(14,642,390)	—	—	(14,642,390)

Total	$(14,642,390)	$(11,711,213)	$—	$(26,353,603)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2015 the Fund used long contracts on U.S. and foreign equity market indices, U.S. government bonds and short-term interest rates and long and short contracts on foreign government bonds, commodities (through investments in the Subsidiary) and foreign currencies in accordance with these objectives.

The following is a summary of derivative instruments for the Fund as of March 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$654,749	$—	$654,749

Exchange-traded asset derivatives
Interest rate contracts	$—	$24,678,069	$24,678,069
Equity contracts	—	19,318,869	19,318,869
Commodity contracts	—	4,248,129	4,248,129

Total exchange-traded asset derivatives	$—	$48,245,067	$48,245,067

Total asset derivatives	$654,749	$48,245,067	$48,899,816

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(11,711,213)	$—	$(11,711,213)

Exchange-traded liability derivatives
Equity contracts	$—	$(2,175,250)	$(2,175,250)
Commodity contracts	—	(12,467,140)	(12,467,140)

Total exchange-traded liability derivatives	$—	$(14,642,390)	$(14,642,390)

Total liability derivatives	$(11,711,213)	$(14,642,390)	$(26,353,603)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(11,056,464)	$41,540,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$654,749	$—
Collateral pledged to UBS AG	41,540,000	41,540,000

Total over-the-counter counterparty credit risk	42,194,749	41,540,000

Exchange-traded counterparty credit risk
Futures contracts	48,245,067	48,245,067
Margin with brokers	125,377,330	125,377,330

Total exchange-traded counterparty credit risk	173,622,397	173,622,397

Total counterparty credit risk	$215,817,146	$215,162,397

Investment Summary at March 31, 2015 (Unaudited)

Certificates of Deposit	80.3%
Financial Company Commercial Paper	8.7
Commercial Paper	3.0
Other Notes	2.0

Total Investments	94.0
Other assets less liabilities (including forward foreign currency and futures contracts)	6.0

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

ASG Global Macro Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 91.7% of Net Assets

	Certificates of Deposit – 78.3%
$850,000	BNP Paribas, 0.030%, 4/01/2015	$850,000
1,200,000	Skandinaviska Enskilda, 0.030%, 4/01/2015	1,200,000
200,000	National Bank of Kuwait, 0.050%, 4/01/2015	200,000
1,000,000	Agricultural Bank of China, 0.210%, 4/02/2015	1,000,002
600,000	China Construction Bank Corp. (NY), 0.750%, 4/06/2015	600,060
1,200,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.140%, 4/07/2015	1,199,998
250,000	Oversea-Chinese Banking Corp. Ltd., 0.180%, 4/07/2015	250,000
250,000	Sumitomo Mitsui Bank (NY), 0.130%, 4/09/2015	249,998
1,200,000	Landesbank Hessen Thueringen Girozentrale, 0.130%, 4/10/2015	1,200,000
950,000	Banco Del Estado de Chile, 0.200%, 4/23/2015(b)	950,000
150,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/24/2015	150,007
1,000,000	U.S. Bank National Association, 0.160%, 4/27/2015(b)	1,000,060
900,000	Mizuho Corporate Bank, 0.230%, 5/15/2015(b)	899,978
100,000	Mizuho Corporate Bank, 0.250%, 5/18/2015	99,997
1,000,000	Credit Industriel et Commercial, 0.200%, 5/19/2015(b)	999,992
1,000,000	National Bank of Kuwait, 0.285%, 6/05/2015(b)	1,000,137
500,000	State Street Bank and Trust Company, 0.255%, 6/15/2015(c)	499,987
900,000	Bank of Montreal (IL), 0.255%, 6/16/2015(c)(d)	899,978
200,000	Deutsche Zentral-Genossenschaftsbank, 0.210%, 6/17/2015	199,983
1,000,000	Norinchukin Bank, 0.270%, 7/13/2015(d)	1,000,029
1,100,000	Toronto Dominion Bank, 0.200%, 7/27/2015	1,099,873
500,000	National Australia Bank, 0.220%, 7/29/2015	500,050
900,000	Svenska Handelsbanken (NY), 0.250%, 8/03/2015(b)	900,077
700,000	Sumitomo Mitsui Bank (NY), 0.313%, 8/05/2015(b)(c)	699,977
100,000	Banco Del Estado de Chile, 0.257%, 8/17/2015(c)	99,992
1,000,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 8/25/2015(b)	999,959

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$1,100,000	Bank of Nova Scotia (TX), 0.280%, 9/16/2015(d)	$1,099,897
500,000	Royal Bank of Canada, 0.276%, 1/13/2016(b)(c)	499,806
800,000	Westpac Banking Corp. (NY), 0.305%, 2/08/2016(c)	799,933
500,000	Royal Bank of Canada, 0.293%, 2/23/2016(b)(c)	499,954

		21,649,724

	Financial Company Commercial Paper – 13.4%
150,000	JPMorgan Securities LLC, 0.250%, 4/29/2015(e)	149,982
750,000	JPMorgan Securities LLC, 0.250%, 5/05/2015(b)(e)	749,885
700,000	Swedbank, 0.190%, 5/19/2015(b)(e)	699,876
900,000	General Electric Capital Corp., 0.200%, 5/20/2015(d)(e)	899,862
300,000	Swedbank, 0.190%, 5/21/2015(e)	299,945
900,000	Oversea-Chinese Banking Corp. Ltd., 0.170%, 6/24/2015(e)	899,624

		3,699,174

	Total Short-Term Investments (Identified Cost $25,349,009)	25,348,898

	Total Investments – 91.7% (Identified Cost $25,349,009)(a)	25,348,898
	Other assets less liabilities – 8.3%	2,304,296

	Net Assets – 100.0%	$27,653,194

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2015, the value of the Fund’s investment in the Subsidiary was $1,182,097, representing 4.3% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $25,349,009 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$640
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(751)

Net unrealized appreciation	$(111)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy	6/17/2015	Australian Dollar	1,600,000	$1,213,463	$626
Buy	6/17/2015	Australian Dollar	100,000	75,842	(780)
Sell	6/17/2015	Australian Dollar	1,700,000	1,289,305	6,690
Sell	6/17/2015	British Pound	1,187,500	1,760,623	14,403

Sell	6/17/2015	Canadian Dollar	1,500,000	1,183,112	1,059
Sell	6/17/2015	Canadian Dollar	1,800,000	1,419,734	(11,328)
Buy	6/17/2015	Euro	750,000	807,274	10,598
Buy	6/17/2015	Euro	625,000	672,728	(16,349)
Sell	6/17/2015	Euro	3,375,000	3,632,733	(45,800)
Buy	6/17/2015	Japanese Yen	262,500,000	2,191,009	9,637
Buy	6/17/2015	Japanese Yen	200,000,000	1,669,340	(7,742)
Buy	6/17/2015	New Zealand Dollar	1,500,000	1,113,193	10,399
Buy	6/17/2015	Norwegian Krone	8,000,000	991,165	(7,801)
Sell	6/17/2015	Norwegian Krone	10,000,000	1,238,956	(5,625)
Buy	6/17/2015	Singapore Dollar	125,000	90,912	(261)
Sell	6/17/2015	Singapore Dollar	250,000	181,823	(1,129)
Buy	6/17/2015	Swedish Krona	12,000,000	1,395,054	4,501
Sell	6/17/2015	Swedish Krona	12,000,000	1,395,054	(12,252)
Sell	6/17/2015	Swiss Franc	750,000	774,174	(22,900)

Total					$(74,054)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/17/2015	3	$315,511	$(2,697)
ASX SPI 200™	6/18/2015	3	336,230	2,342
CAC 40®	4/17/2015	5	270,748	1,183
E-mini Dow	6/19/2015	4	354,060	(1,760)
E-mini NASDAQ 100	6/19/2015	3	259,770	(1,599)
EURO STOXX 50®	6/19/2015	8	312,339	602
FTSE 100 Index	6/19/2015	6	598,730	(2,181)
FTSE MIB	6/19/2015	2	245,351	3,796
FTSE/JSE Top 40 Index	6/18/2015	8	305,984	(3,120)
IBEX 35	4/17/2015	2	247,099	12,942
Mini-Russell 2000	6/19/2015	2	249,780	7,740
MSCI Singapore	4/29/2015	6	332,364	901
MSCI Taiwan Index	4/29/2015	10	353,000	(5,000)
Nikkei 225™	6/11/2015	1	160,170	4,111

OMXS30®	4/17/2015	20	385,037	3,154
S&P CNX Nifty Futures Index	4/30/2015	15	256,170	(2,595)
S&P/TSX 60 Index	6/18/2015	2	273,278	2,495
TOPIX	6/11/2015	6	772,168	9,505
10 Year Japan Government Bond	6/11/2015	7	8,592,488	(19,844)
10 Year U.S. Treasury Note	6/19/2015	51	6,574,219	35,242

Total				$45,217

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/17/2015	17	$758,200	$(6,163)
Cocoa	5/13/2015	12	323,880	(23,160)
Copper High Grade	5/27/2015	3	205,500	6,238
Copper LME	6/17/2015	2	302,425	10,925
Live Cattle	6/30/2015	9	548,370	15,870
Nickel LME	6/17/2015	2	148,608	(5,844)
Zinc LME	6/17/2015	6	312,375	8,100

Total				$5,966

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
DAX	6/19/2015	1	$322,857	$94
E-mini S&P 500®	6/19/2015	2	206,080	(1,405)
Euro Schatz	6/08/2015	178	21,287,860	(12,441)
German Euro BOBL	6/08/2015	53	7,375,991	(14,247)
German Euro Bund	6/08/2015	67	11,437,352	(144,084)
Hang Seng Index®	4/29/2015	2	321,812	(5,056)
UK Long Gilt	6/26/2015	20	3,582,411	25,218
2 Year U.S. Treasury Note	6/30/2015	76	16,655,875	(52,422)
3 Year Australia Government Bond	6/15/2015	100	8,579,987	(42,819)
5 Year U.S. Treasury Note	6/30/2015	39	4,688,227	(41,734)
10 Year Australia Government Bond	6/15/2015	6	606,311	(3,829)
10 Year Canada Government Bond	6/19/2015	23	2,592,097	(4,477)
30 Year U.S. Treasury Bond	6/19/2015	9	1,474,875	(37,875)

Total				$(335,077)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/17/2015	4	$178,400	$1,230
Brent Crude Oil	4/15/2015	6	330,660	23,220
Coffee	5/18/2015	6	299,025	19,163
Corn	5/14/2015	24	451,500	20,325
Cotton	5/06/2015	13	410,150	(11,405)
Low Sulfur Gasoil	5/12/2015	2	104,800	(1,800)
Natural Gas	4/28/2015	2	52,800	4,300
New York Harbor ULSD	4/30/2015	1	71,736	(479)
Silver	5/27/2015	4	331,960	(5,460)
Soybean	5/14/2015	2	97,325	1,075

Soybean Oil	5/14/2015	14	255,276	15,684
Sugar	4/30/2015	46	614,634	105,818
Wheat	5/14/2015	5	127,937	(6,688)
WTI Crude Oil	4/21/2015	7	333,200	(8,300)
Zinc LME	6/17/2015	3	156,188	(6,503)

Total				$150,180

[2]	Commodity futures are held by ASG Global Macro Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$25,348,898	$—	$25,348,898
Forward Foreign Currency Contracts (unrealized appreciation)	—	57,913	—	57,913
Futures Contracts (unrealized appreciation)	341,273	—	—	341,273

Total	$341,273	$25,406,811	$—	$25,748,084

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(131,967)	$—	$(131,967)
Futures Contracts (unrealized depreciation)	(474,987)	—	—	(474,987)

Total	$(474,987)	$(131,967)	$—	$(606,954)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2015, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies and commodities (through investments in the Subsidiary) to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$57,913	$—	$57,913

Exchange-traded asset derivatives
Interest rate contracts	$—	$60,460	$60,460
Equity contracts	—	48,865	48,865
Commodity contracts	—	231,948	231,948

Total exchange-traded asset derivatives	$—	$341,273	$341,273

Total asset derivatives	$57,913	$341,273	$399,186

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(131,967)	$—	$(131,967)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(373,772)	$(373,772)
Equity contracts	—	(25,413)	(25,413)
Commodity contracts	—	(75,802)	(75,802)

Total exchange-traded liability derivatives	$—	$(474,987)	$(474,987)

Total liability derivatives	$(131,967)	$(474,987)	$(606,954)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(74,054)	$330,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$57,913	$—
Collateral pledged to UBS AG	330,000	330,000

Total over-the-counter counterparty credit risk	387,913	330,000

Exchange-traded counterparty credit risk
Futures contracts	341,273	341,273
Margin with brokers	1,765,986	1,765,986

Total exchange-traded counterparty credit risk	2.107,259	2,107,259

Total counterparty credit risk	$2,495,172	$2,437,259

Investment Summary at March 31, 2015 (Unaudited)

Certificates of Deposit	78.3%
Financial Company Commercial Paper	13.4

Total Investments	91.7
Other assets less liabilities (including forward foreign currency and futures contracts)	8.3

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 84.3% of Net Assets

	Certificates of Deposit – 72.8%
$45,350,000	Canadian Imperial Bank of Commerce, 0.020%, 4/01/2015	$45,350,000
60,000,000	BNP Paribas, 0.030%, 4/01/2015	60,000,000
35,000,000	Skandinaviska Enskilda, 0.030%, 4/01/2015	35,000,000
15,000,000	National Bank of Kuwait, 0.050%, 4/01/2015	15,000,000
45,000,000	Rabobank Nederland, 0.220%, 4/01/2015	45,000,135
50,000,000	China Construction Bank Corp. (NY), 0.200%, 4/02/2015	50,000,150
20,000,000	Agricultural Bank of China, 0.210%, 4/02/2015	20,000,040
10,000,000	Mizuho Corporate Bank, 0.230%, 4/02/2015	9,999,990
85,000,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.140%, 4/07/2015	84,999,830
15,000,000	Sumitomo Mitsui Bank (NY), 0.130%, 4/09/2015	14,999,895
80,000,000	Landesbank Hessen Thueringen Girozentrale, 0.130%, 4/10/2015	80,000,000
25,000,000	Mizuho Corporate Bank, 0.240%, 4/16/2015	24,999,900
40,000,000	Banco Del Estado de Chile, 0.200%, 4/23/2015	40,000,000
30,000,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/24/2015	30,001,410
25,000,000	U.S. Bank National Association, 0.160%, 4/27/2015	25,001,500
50,000,000	Skandinaviska Enskilda Banken (NY), 0.260%, 5/04/2015	50,007,100
45,000,000	Standard Chartered Bank (NY), 0.288%, 5/06/2015(b)(c)	44,999,235
40,000,000	Bank of Nova Scotia (TX), 0.200%, 5/12/2015	40,006,520
10,000,000	Mizuho Corporate Bank, 0.230%, 5/15/2015	9,999,750
25,000,000	Mizuho Corporate Bank, 0.250%, 5/18/2015	24,999,325
50,000,000	Credit Industriel et Commercial, 0.200%, 5/19/2015	49,999,600
5,000,000	DZ Bank AG, 0.400%, 5/19/2015	5,001,290
20,000,000	State Street Bank and Trust Company, 0.233%, 5/21/2015(b)	19,999,260
75,000,000	National Bank of Kuwait, 0.285%, 6/05/2015	75,010,275
30,000,000	State Street Bank and Trust Company, 0.255%, 6/15/2015(b)	29,999,220
5,000,000	Rabobank Nederland, 0.321%, 6/15/2015(b)	4,999,570

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$15,000,000	Bank of Montreal (IL), 0.255%, 6/16/2015(b)	$14,999,625
40,000,000	Deutsche Zentral-Genossenschaftsbank, 0.210%, 6/17/2015	39,996,520
5,500,000	Mizuho Corporate Bank, 0.270%, 6/17/2015	5,500,000
20,000,000	Bank of Nova Scotia (TX), 0.180%, 7/01/2015	20,004,080
35,000,000	Dexia Credit Local, 0.305%, 7/01/2015(b)	34,998,355
30,000,000	Sumitomo Mitsui Bank (NY), 0.303%, 7/06/2015(b)(c)	29,999,250
50,000,000	Norinchukin Bank, 0.320%, 7/08/2015(c)	50,008,200
25,000,000	Norinchukin Bank, 0.270%, 7/13/2015	25,000,725
20,000,000	Bank of Montreal (IL), 0.255%, 7/16/2015(b)(c)	19,998,780
10,000,000	Westpac Banking Corp. (NY), 0.247%, 7/17/2015(b)(c)	9,999,380
15,000,000	China Construction Bank Corp. (NY), 0.427%, 7/20/2015(b)(d)	15,000,000
20,000,000	Toronto Dominion Bank, 0.200%, 7/27/2015	19,997,700
50,000,000	National Australia Bank, 0.220%, 7/29/2015(c)	50,005,000
65,000,000	Svenska Handelsbanken (NY), 0.250%, 8/03/2015(c)	65,005,590
10,000,000	Sumitomo Mitsui Bank (NY), 0.313%, 8/05/2015(b)	9,999,670
15,000,000	Bank of Montreal (IL), 0.245%, 8/07/2015(b)	14,998,980
30,000,000	Toronto Dominion Bank, 0.310%, 8/10/2015(c)	30,008,190
30,000,000	Toronto Dominion Bank, 0.260%, 8/11/2015	30,002,760
30,000,000	Banco Del Estado de Chile, 0.257%, 8/17/2015(b)	29,997,720
35,000,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 8/25/2015	34,998,565
25,000,000	Bank of Nova Scotia (TX), 0.280%, 9/16/2015(e)	24,997,650
30,000,000	Wells Fargo, 0.275%, 11/06/2015(b)	29,996,490
15,000,000	Royal Bank of Canada, 0.265%, 11/10/2015(b)(c)	14,998,170
30,000,000	Royal Bank of Canada, 0.276%, 1/13/2016(b)(c)	29,988,360
20,000,000	Westpac Banking Corp. (NY), 0.305%, 2/08/2016(b)	19,998,320
30,000,000	Royal Bank of Canada, 0.293%, 2/23/2016(b)	29,997,240

		1,635,869,315

	Financial Company Commercial Paper – 8.2%
20,000,000	JPMorgan Securities LLC, 0.250%, 5/05/2015(f)	19,996,940
50,000,000	Swedbank, 0.190%, 5/19/2015(f)	49,991,150

Principal Amount	Description	Value (†)
	Financial Company Commercial Paper – continued
$20,000,000	General Electric Capital Corp., 0.200%, 5/20/2015(f)	$19,996,940
20,000,000	Swedbank, 0.190%, 5/21/2015(f)	19,996,320
75,000,000	Oversea-Chinese Banking Corp. Ltd., 0.170%, 6/24/2015(f)	74,968,650

		184,950,000

	Commercial Paper – 1.8%
40,000,000	Cofco Capital Corp., (Credit Support: Bank of China), 0.420%, 4/02/2015(f)	39,999,720

	Other Notes – 1.5%
5,000,000	JPMorgan Chase Bank NA, Series 1, 0.424%, 4/06/2016(b)	5,000,005
30,000,000	Wells Fargo, 0.390%, 4/19/2016(b)	30,000,540

		35,000,545

	Total Short-Term Investments (Identified Cost $1,895,796,416)	1,895,819,580

	Total Investments – 84.3% (Identified Cost $1,895,796,416)(a)	1,895,819,580
	Other assets less liabilities – 15.7%	351,761,948

	Net Assets – 100.0%	$2,247,581,528

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2015, the value of the Fund’s investment in the Subsidiary was $90,815,211, representing 4.0% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information:

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $1,895,796,416 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$71,188
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(48,024)

Net unrealized appreciation	$23,164

(b)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(d)	Security payable on demand at par including accrued interest.
(e)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	6/17/2015	Australian Dollar	70,600,000	$53,544,066	$550,855
Sell	6/17/2015	British Pound	23,750,000	35,212,462	288,064
Sell	6/17/2015	Canadian Dollar	58,600,000	46,220,237	41,374
Buy	6/17/2015	Euro	45,375,000	48,840,074	223,847
Buy	6/17/2015	Euro	32,875,000	35,385,508	(673,403)
Sell	6/17/2015	Euro	204,125,000	219,713,059	(3,075,955)
Buy	6/17/2015	Japanese Yen	4,750,000,000	39,646,834	6,258
Buy	6/17/2015	Japanese Yen	4,512,500,000	37,664,493	(218,334)
Sell	6/17/2015	Japanese Yen	19,050,000,000	159,004,673	(1,608,024)
Sell	6/17/2015	Mexican Peso	285,000,000	18,594,583	(299,878)
Sell	6/17/2015	New Zealand Dollar	28,200,000	20,928,022	(195,494)
Sell	6/17/2015	Norwegian Krone	614,000,000	76,071,878	(934,518)
Sell	6/17/2015	Singapore Dollar	69,750,000	50,728,748	(315,104)
Sell	6/17/2015	South African Rand	408,500,000	33,259,785	(438,134)
Sell	6/17/2015	Swedish Krona	832,000,000	96,723,717	(312,039)
Buy	6/17/2015	Swiss Franc	13,750,000	14,193,182	(192,492)
Sell	6/17/2015	Swiss Franc	23,875,000	24,644,525	(765,460)
Sell	6/17/2015	Turkish Lira	116,700,000	44,025,763	(213,881)

Total					$(8,132,318)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Copper LME	6/17/2015	202	$30,544,925	$(512,221)
Live Cattle	6/30/2015	719	43,808,670	947,110
Zinc LME	6/17/2015	396	20,616,750	(39,383)

Total				$395,506

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/17/2015	1,432	$150,603,775	$(1,502,789)
ASX SPI 200™	6/18/2015	1,108	124,181,093	850,458
CAC 40®	4/17/2015	1,942	105,158,535	432,562
DAX	6/19/2015	372	120,102,934	1,541,344
E-mini Dow	6/19/2015	1,192	105,509,880	(524,485)

E-mini NASDAQ 100	6/19/2015	1,765	152,831,350	162,685
E-mini S&P 500®	6/19/2015	851	87,687,040	1,227,568
Euribor	9/14/2015	7,394	1,987,600,213	434,159
Euro Schatz	6/08/2015	4,269	510,549,845	275,415
EURO STOXX 50®	6/19/2015	2,988	116,658,509	209,921
Euro-BTP	6/08/2015	1,415	213,889,546	(1,548,371)
Euro-OAT	6/08/2015	2,267	380,386,305	4,816,218
Eurodollar	9/14/2015	17,036	4,238,556,800	3,675,013
FTSE 100 Index	6/19/2015	868	86,616,261	(821,003)
FTSE MIB	6/19/2015	846	103,783,311	2,366,777
FTSE/JSE Top 40 Index	6/18/2015	1,998	76,419,505	(799,575)
German Euro BOBL	6/08/2015	3,136	436,436,018	809,287
German Euro Bund	6/08/2015	2,914	497,439,442	4,259,303
Hang Seng Index®	4/29/2015	596	95,900,137	1,349,190
IBEX 35	4/17/2015	857	105,881,911	5,096,956
Mini-Russell 2000	6/19/2015	1,203	150,242,670	4,655,605
MSCI Singapore	4/29/2015	1,535	85,029,839	229,267
MSCI Taiwan Index	4/29/2015	2,671	94,286,300	(1,406,900)
Nikkei 225™	6/11/2015	1,417	226,961,021	2,642,832
OMXS30®	4/17/2015	7,504	144,466,039	1,085,323
S&P CNX Nifty Futures Index	4/30/2015	6,275	107,164,450	(1,085,575)
S&P/TSX 60 Index	6/18/2015	890	121,608,622	1,107,333
Sterling	9/16/2015	13,499	2,488,033,783	1,082,511
TOPIX	6/11/2015	1,844	237,313,045	1,364,364
UK Long Gilt	6/26/2015	1,834	328,507,091	1,776,149
Ultra Long U.S. Treasury Bond	6/19/2015	538	91,392,750	737,867
2 Year U.S. Treasury Note	6/30/2015	7,522	1,648,493,312	5,619,496
3 Year Australia Government Bond	6/15/2015	11,260	966,106,489	3,247,781
5 Year U.S. Treasury Note	6/30/2015	4,862	584,465,581	3,595,854
10 Year Australia Government Bond	6/15/2015	2,350	237,471,928	2,366,233
10 Year Canada Government Bond	6/19/2015	2,261	254,814,370	283,337
10 Year Japan Government Bond	6/11/2015	683	838,381,290	(1,814,233)
10 Year U.S. Treasury Note	6/19/2015	2,735	352,558,594	2,645,577
30 Year U.S. Treasury Bond	6/19/2015	1,097	179,770,875	1,211,289

Total				$51,654,743

At March 31, 2015, open short futures contracts were as follows:

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/17/2015	1,162	$51,825,200	$(275,749)
Brent Crude Oil	4/15/2015	389	21,437,790	925,290
Cocoa	5/13/2015	1,317	35,545,830	679,000
Coffee	5/18/2015	321	15,997,837	1,828,781
Copper High Grade	5/27/2015	385	26,372,500	(1,269,875)
Copper LME	6/17/2015	289	43,700,412	(1,578,663)
Corn	5/14/2015	2,388	44,924,250	1,870,413
Cotton	5/06/2015	1,082	34,137,100	(972,385)
Gasoline	4/30/2015	148	11,002,320	229,370
Gold	6/26/2015	342	40,465,440	797,330
Low Sulfur Gasoil	5/12/2015	369	19,335,600	(332,100)
Natural Gas	4/28/2015	611	16,130,400	1,333,650
New York Harbor ULSD	4/30/2015	221	15,853,656	(305,021)
Nickel LME	6/17/2015	421	31,281,984	3,816,490

Silver	5/27/2015	161	13,361,390	(807,990)
Soybean	5/14/2015	1,045	50,852,313	940,675
Soybean Meal	5/14/2015	503	16,438,040	245,210
Soybean Oil	5/14/2015	3,500	63,819,000	1,175,766
Sugar	4/30/2015	6,231	83,256,130	8,988,090
Wheat	5/14/2015	1,779	45,520,163	(361,487)
WTI Crude Oil	4/21/2015	407	19,373,200	(971,540)
Zinc LME	6/17/2015	343	17,857,437	(594,695)

Total				$15,360,560

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,895,819,580	$—	$1,895,819,580
Forward Foreign Currency (unrealized appreciation)	—	1,110,398	—	1,110,398
Futures Contracts (unrealized appreciation)	84,934,849	—	—	84,934,849

Total	$84,934,849	$1,896,929,978	$—	$1,981,864,827

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(9,242,716)	$—	$(9,242,716)
Futures Contracts (unrealized depreciation)	(17,524,040)	—	—	(17,524,040)

Total	$(17,524,040)	$(9,242,716)	$—	$(26,766,756)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2015, the Fund used long and short contracts on foreign equity market indices, foreign currencies and commodities (through investments in the Subsidiary) and long contracts on U.S. equity market indices, U.S. and foreign government bonds and short-term interest rates, to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$1,110,398	$—	$1,110,398

Exchange-traded asset derivatives
Interest rate contracts	$—	$36,835,489	$36,835,489
Equity contracts	—	24,322,185	24,322,185
Commodity contracts	—	23,777,175	23,777,175

Total exchange-traded asset derivatives	$—	$84,934,849	$84,934,849

Total asset derivatives	$1,110,398	$84,934,849	$86,045,247

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(9,242,716)	$—	$(9,242,716)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(3,362,604)	$(3,362,604)
Equity contracts	—	(6,140,327)	(6,140,327)
Commodity contracts	—	(8,021,109)	(8,021,109)

Total exchange-traded liability derivatives	$—	$(17,524,040)	$(17,524,040)

Total liability derivatives	$(9,242,716)	$(17,524,040)	$(26,766,756)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(8,132,318)	$33,380,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$1,110,398	$—
Collateral pledged to UBS AG	33,380,000	33,380,000

Total over-the-counter counterparty credit risk	34,490,398	33,380,000

Exchange-traded counterparty credit risk
Futures contracts	84,934,849	84,934,849
Margin with brokers	201,394,932	201,394,932

Total exchange-traded counterparty credit risk	286,329,781	286,329,781

Total counterparty credit risk	$320,820,179	$319,709,781

Investment Summary at March 31, 2015 (Unaudited)

Certificates of Deposit	72.8%
Financial Company Commercial Paper	8.2
Commercial Paper	1.8
Other Notes	1.5

Total Investments	84.3
Other assets less liabilities (including forward foreign currency and futures contracts)	15.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 44.9% of Net Assets

	Aerospace & Defense – 1.3%
2,196	Boeing Co. (The)	$329,576
2,675	Honeywell International, Inc.	279,029
1,077	Lockheed Martin Corp.	218,588
1,078	Northrop Grumman Corp.	173,515
1,641	Rockwell Collins, Inc.	158,438

		1,159,146

	Air Freight & Logistics – 0.2%
1,122	FedEx Corp.	185,635

	Airlines – 0.2%
4,380	Southwest Airlines Co.	194,034

	Auto Components – 0.3%
3,866	Goodyear Tire & Rubber Co. (The)	104,691
3,307	Johnson Controls, Inc.	166,805

		271,496

	Automobiles – 0.2%
4,664	General Motors Co.	174,900

	Banks – 3.4%
14,514	Bank of America Corp.	223,371
11,072	Citigroup, Inc.	570,429
12,672	JPMorgan Chase & Co.	767,670
3,025	PNC Financial Services Group, Inc. (The)	282,051
8,187	U.S. Bancorp	357,526
15,663	Wells Fargo & Co.	852,067

		3,053,114

	Beverages – 1.5%
13,412	Coca-Cola Co. (The)	543,857
3,151	Coca-Cola Enterprises, Inc.	139,274
1,790	Dr Pepper Snapple Group, Inc.	140,479
5,246	PepsiCo, Inc.	501,622

		1,325,232

	Biotechnology – 2.2%
1,186	Alexion Pharmaceuticals, Inc.(b)	205,534
2,588	Amgen, Inc.	413,692
824	Biogen Idec, Inc.(b)	347,926
2,666	Celgene Corp.(b)	307,336
4,847	Gilead Sciences, Inc.(b)	475,636
492	Regeneron Pharmaceuticals, Inc.(b)	222,128

		1,972,252

	Capital Markets – 0.3%
6,770	Bank of New York Mellon Corp. (The)	272,425

	Chemicals – 1.2%
812	Air Products & Chemicals, Inc.	122,839

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – continued
3,049	Dow Chemical Co. (The)	$146,291
2,219	E.I. du Pont de Nemours & Co.	158,592
508	Ecolab, Inc.	58,105
1,292	Monsanto Co.	145,402
558	PPG Industries, Inc.	125,851
1,074	Praxair, Inc.	129,675
418	Sherwin-Williams Co. (The)	118,921
479	Sigma-Aldrich Corp.	66,222

		1,071,898

	Commercial Services & Supplies – 0.3%
762	Stericycle, Inc.(b)	107,008
3,784	Tyco International PLC	162,939

		269,947

	Communications Equipment – 0.5%
15,740	Cisco Systems, Inc.	433,243

	Construction & Engineering – 0.1%
3,709	Quanta Services, Inc.(b)	105,818

	Consumer Finance – 0.1%
1,013	American Express Co.	79,136

	Containers & Packaging – 0.1%
1,316	MeadWestvaco Corp.	65,629
1,305	Sealed Air Corp.	59,456

		125,085

	Diversified Financial Services – 1.3%
3,761	Berkshire Hathaway, Inc., Class B(b)	542,787
2,369	CME Group, Inc.	224,368
1,764	McGraw Hill Financial, Inc.	182,398
2,016	Moody’s Corp.	209,261

		1,158,814

	Diversified Telecommunication Services – 1.0%
2,456	CenturyLink, Inc.	84,855
23,490	Frontier Communications Corp.	165,605
13,818	Verizon Communications, Inc.	671,969

		922,429

	Electric Utilities – 0.7%
2,933	American Electric Power Co., Inc.	164,981
1,583	Duke Energy Corp.	121,543
814	Eversource Energy	41,123
2,212	NextEra Energy, Inc.	230,159
1,329	PPL Corp.	44,734
1,688	Southern Co. (The)	74,745

		677,285

	Electronic Equipment, Instruments & Components – 0.3%
6,246	Corning, Inc.	141,659

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
2,529	TE Connectivity Ltd.	$181,127

		322,786

	Energy Equipment & Services – 0.7%
5,094	Halliburton Co.	223,525
5,068	Schlumberger Ltd.	422,874

		646,399

	Food & Staples Retailing – 1.0%
4,238	CVS Health Corp.	437,404
2,115	Wal-Mart Stores, Inc.	173,959
3,769	Walgreens Boots Alliance, Inc.	319,159

		930,522

	Food Products – 0.7%
4,206	Archer-Daniels-Midland Co.	199,364
1,265	Mead Johnson Nutrition Co.	127,171
7,746	Mondelez International, Inc., Class A	279,553

		606,088

	Health Care Equipment & Supplies – 0.6%
820	CR Bard, Inc.	137,227
5,034	Medtronic PLC	392,602

		529,829

	Health Care Providers & Services – 0.4%
467	Cardinal Health, Inc.	42,156
1,584	DaVita HealthCare Partners, Inc.(b)	128,748
1,026	McKesson Corp.	232,081

		402,985

	Hotels, Restaurants & Leisure – 0.7%
159	Chipotle Mexican Grill, Inc.(b)	103,436
1,706	McDonald’s Corp.	166,233
2,749	Starbucks Corp.	260,330
815	Wynn Resorts Ltd.	102,592

		632,591

	Household Durables – 0.2%
1,215	Garmin Ltd.	57,737
1,718	Lennar Corp., Class A	89,009

		146,746

	Household Products – 0.6%
3,503	Colgate-Palmolive Co.	242,898
3,223	Procter & Gamble Co. (The)	264,093

		506,991

	Industrial Conglomerates – 1.4%
2,000	3M Co.	329,900
2,442	Danaher Corp.	207,326
29,610	General Electric Co.	734,624

		1,271,850

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 1.4%
175	Assurant, Inc.	$10,747
2,088	Chubb Corp. (The)	211,097
3,200	Lincoln National Corp.	183,872
4,040	Marsh & McLennan Cos., Inc.	226,604
2,511	MetLife, Inc.	126,931
3,555	Principal Financial Group, Inc.	182,620
3,045	Torchmark Corp.	167,231
3,644	XL Group PLC	134,099

		1,243,201

	Internet & Catalog Retail – 0.7%
1,152	Amazon.com, Inc.(b)	428,659
197	Priceline Group, Inc. (The)(b)	229,338

		657,997

	Internet Software & Services – 1.8%
4,118	eBay, Inc.(b)	237,526
6,283	Facebook, Inc., Class A(b)	516,557
858	Google, Inc., Class A(b)	475,933
783	Google, Inc., Class C(b)	429,084

		1,659,100

	IT Services – 1.1%
2,847	International Business Machines Corp.	456,943
3,174	Paychex, Inc.	157,478
5,644	Visa, Inc., Class A	369,174

		983,595

	Leisure Products – 0.1%
4,045	Mattel, Inc.	92,428

	Machinery – 0.5%
2,253	Flowserve Corp.	127,272
1,773	Illinois Tool Works, Inc.	172,229
1,302	Stanley Black & Decker, Inc.	124,159

		423,660

	Media – 1.8%
7,732	Comcast Corp., Class A	436,626
1,789	DIRECTV(b)	152,244
1,236	Time Warner Cable, Inc.	185,251
3,088	Time Warner, Inc.	260,751
3,666	Twenty-First Century Fox, Inc., Class A	124,057
4,621	Walt Disney Co. (The)	484,697

		1,643,626

	Metals & Mining – 0.1%
1,466	Nucor Corp.	69,679

	Multi-Utilities – 0.6%
1,829	CMS Energy Corp.	63,850
681	Consolidated Edison, Inc.	41,541
1,153	Dominion Resources, Inc.	81,713
1,716	NiSource, Inc.	75,778

Shares	Description	Value (†)
Common Stocks – continued

	Multi-Utilities – continued
2,951	PG&E Corp.	$156,610
1,731	SCANA Corp.	95,188

		514,680

	Multiline Retail – 0.2%
1,508	Kohl’s Corp.	118,001
972	Nordstrom, Inc.	78,071

		196,072

	Oil, Gas & Consumable Fuels – 3.1%
2,649	Apache Corp.	159,814
8,526	Chesapeake Energy Corp.	120,728
1,103	Cimarex Energy Co.	126,944
5,324	ConocoPhillips	331,472
2,846	EOG Resources, Inc.	260,950
2,422	Exxon Mobil Corp.	205,870
2,263	Hess Corp.	153,590
7,692	Kinder Morgan, Inc.	323,526
6,057	Marathon Oil Corp.	158,148
1,919	Marathon Petroleum Corp.	196,486
3,060	Phillips 66	240,516
1,144	Pioneer Natural Resources Co.	187,056
5,165	Spectra Energy Corp.	186,818
3,035	Valero Energy Corp.	193,087

		2,845,005

	Pharmaceuticals – 3.4%
3,926	AbbVie, Inc.	229,828
1,411	Actavis PLC(b)	419,942
5,373	Bristol-Myers Squibb Co.	346,558
7,912	Johnson & Johnson	795,947
8,997	Merck & Co., Inc.	517,148
2,759	Mylan NV(b)	163,747
18,437	Pfizer, Inc.	641,423

		3,114,593

	Professional Services – 0.1%
1,187	Equifax, Inc.	110,391

	REITs - Apartments – 0.2%
1,224	AvalonBay Communities, Inc.	213,282

	REITs - Diversified – 0.2%
1,183	American Tower Corp.	111,379
2,692	Weyerhaeuser Co.	89,240

		200,619

	REITs - Storage – 0.2%
1,137	Public Storage	224,148

	Road & Rail – 0.5%
3,505	CSX Corp.	116,085
2,773	Union Pacific Corp.	300,344

		416,429

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 1.0%
2,616	Analog Devices, Inc.	$164,808
14,562	Intel Corp.	455,354
1,827	Lam Research Corp.	128,319
2,620	Microchip Technology, Inc.	128,118

		876,599

	Software – 1.9%
2,421	Adobe Systems, Inc.(b)	179,009
21,605	Microsoft Corp.	878,351
10,153	Oracle Corp.	438,102
3,130	Salesforce.com, Inc.(b)	209,115

		1,704,577

	Specialty Retail – 1.1%
145	AutoZone, Inc.(b)	98,913
3,962	Home Depot, Inc. (The)	450,123
1,549	L Brands, Inc.	146,055
3,530	Lowe’s Cos., Inc.	262,597
979	Tractor Supply Co.	83,274

		1,040,962

	Technology Hardware, Storage & Peripherals – 2.1%
14,329	Apple, Inc.	1,782,957
5,161	Hewlett-Packard Co.	160,817

		1,943,774

	Textiles, Apparel & Luxury Goods – 0.5%
2,129	NIKE, Inc., Class B	213,603
1,106	Under Armour, Inc., Class A(b)	89,309
1,596	VF Corp.	120,195

		423,107

	Thrifts & Mortgage Finance – 0.2%
15,943	Hudson City Bancorp, Inc.	167,083

	Tobacco – 0.6%
5,626	Philip Morris International, Inc.	423,806
1,946	Reynolds American, Inc.	134,099

		557,905

	Total Common Stocks (Identified Cost $37,512,801)	40,771,188

Exchange-Traded Funds – 9.6%
42,006	SPDR® S&P 500® ETF Trust (Identified Cost $8,150,953)	8,671,299

Principal Amount
Short-Term Investments – 41.8%

	Certificates of Deposit – 35.9%
$1,350,000	Canadian Imperial Bank of Commerce, 0.020%, 4/01/2015	1,350,000
1,800,000	BNP Paribas, 0.030%, 4/01/2015	1,800,000

Principal Amount	Description	Value (†)
$1,000,000	Skandinaviska Enskilda, 0.030%, 4/01/2015	$1,000,000
200,000	National Bank of Kuwait, 0.050%, 4/01/2015	200,000
300,000	Rabobank Nederland, 0.220%, 4/01/2015	300,001
700,000	Agricultural Bank of China, 0.210%, 4/02/2015	700,001
800,000	China Construction Bank Corp. (NY), 0.750%, 4/06/2015 (c)	800,080
1,700,000	Bank of Tokyo-Mitsubishi UFJ (NY), 0.140%, 4/07/2015 (c)	1,699,997
150,000	Bank of Montreal (IL), 0.220%, 4/08/2015 (c)	150,003
250,000	Sumitomo Mitsui Bank (NY), 0.130%, 4/09/2015 (c)	249,998
1,600,000	Landesbank Hessen Thueringen Girozentrale, 0.130%, 4/10/2015 (c)	1,600,000
300,000	Mizuho Corporate Bank, 0.240%, 4/16/2015 (c)	299,999
950,000	Banco Del Estado de Chile, 0.200%, 4/23/2015 (c)	950,000
650,000	Sumitomo Mitsui Bank (NY), 0.250%, 4/24/2015 (c)	650,031
1,000,000	U.S. Bank National Association, 0.160%, 4/27/2015 (c)	1,000,060
500,000	Toronto Dominion Bank, 0.170%, 4/30/2015 (c)	500,006
800,000	Skandinaviska Enskilda Banken (NY), 0.260%, 5/04/2015 (c)	800,114
200,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 5/05/2015 (c)	200,008
800,000	Standard Chartered Bank (NY), 0.288%, 5/06/2015 (c)(d)	799,986
100,000	Banco Del Estado de Chile, 0.257%, 5/11/2015 (c)(d)	99,998
900,000	Bank of Nova Scotia (TX), 0.200%, 5/12/2015 (c)	900,147
600,000	Mizuho Corporate Bank, 0.230%, 5/15/2015 (c)	599,985
400,000	Mizuho Corporate Bank, 0.250%, 5/18/2015 (c)	399,989
1,200,000	Credit Industriel et Commercial, 0.200%, 5/19/2015 (c)	1,199,990
250,000	DZ Bank AG, 0.400%, 5/19/2015 (c)	250,064
900,000	State Street Bank and Trust Company, 0.233%, 5/21/2015 (c)(d)	899,967
1,500,000	National Bank of Kuwait, 0.285%, 6/05/2015 (c)	1,500,205
500,000	Rabobank Nederland, 0.321%, 6/15/2015 (c)(d)	499,957
700,000	Dexia Credit Local, 0.305%, 7/01/2015 (c)(d)	699,967
1,000,000	Norinchukin Bank, 0.320%, 7/08/2015 (c)	1,000,164
300,000	Norinchukin Bank, 0.270%, 7/13/2015 (c)	300,009
600,000	Toronto Dominion Bank, 0.200%, 7/27/2015 (c)	599,931

Principal Amount	Description	Value (†)
$700,000	National Australia Bank, 0.220%, 7/29/2015 (c)	$700,070
1,300,000	Svenska Handelsbanken (NY), 0.250%, 8/03/2015 (c)	1,300,112
800,000	Sumitomo Mitsui Bank (NY), 0.313%, 8/05/2015 (c)(d)	799,974
500,000	Toronto Dominion Bank, 0.310%, 8/10/2015 (c)	500,136
250,000	Banco Del Estado de Chile, 0.257%, 8/17/2015 (c)(d)	249,981
1,200,000	Deutsche Zentral-Genossenschaftsbank, 0.310%, 8/25/2015 (c)	1,199,951
700,000	Bank of Nova Scotia (TX), 0.280%, 9/16/2015 (c)	699,934
800,000	Wells Fargo, 0.275%, 11/06/2015 (c)(d)	799,906
800,000	Royal Bank of Canada, 0.276%, 1/13/2016 (c)(d)	799,690
1,000,000	Westpac Banking Corp. (NY), 0.305%, 2/08/2016 (c)(d)	999,916
500,000	Royal Bank of Canada, 0.293%, 2/23/2016 (c)(d)	499,954

		32,550,281

	Financial Company Commercial Paper – 5.9%
850,000	Oversea-Chinese Banking Corp. Ltd., 0.220%, 4/28/2015 (c)(e)	849,922
1,100,000	JPMorgan Securities LLC, 0.250%, 4/29/2015 (c)(e)	1,099,868
300,000	Swedbank, 0.190%, 5/19/2015 (c)(e)	299,947
1,000,000	General Electric Capital Corp., 0.200%, 5/20/2015 (c)(e)	999,847
1,100,000	Swedbank, 0.190%, 5/21/2015 (c)(e)	1,099,797
600,000	Oversea-Chinese Banking Corp. Ltd., 0.170%, 6/24/2015 (c)(e)	599,749
400,000	General Electric Capital Corp., 0.260%, 8/24/2015 (c)(e)	399,606

		5,348,736

	Total Short-Term Investments (Identified Cost $37,898,577)	37,899,017

Description	Value (†)
Total Investments – 96.3% (Identified Cost $83,562,331)(a)	$87,341,504
Other assets less liabilities – 3.7%	3,399,293

Net Assets – 100.0%	$90,740,797

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information:

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $83,562,331 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,208,515
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(429,342)

Net unrealized appreciation	$3,779,173

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.
(d)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trusts
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/19/2015	554	$57,084,160	$702,803

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,771,188	$—	$—	$40,771,188
Exchange-Traded Funds	8,671,299	—	—	8,671,299
Short-Term Investments*	—	37,899,017	—	37,899,017
Futures Contracts (unrealized appreciation)	702,803	—	—	702,803

Total	$50,145,290	$37,899,017	$—	$88,044,307

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts to hedge against a decline in value of an equity security that it owns. The Fund may also use futures contracts to increase its exposure to the U.S. equity market or to manage volatility. During the period ended March 31, 2015, the Fund used long contracts on U.S. equity market indices to gain investment exposure in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$702,803

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange-traded counterparty credit risk
Futures contracts	$702,803
Margin with brokers	1,690,478

Total exchange-traded counterparty credit risk	$2,393,281

Industry Summary at March 31, 2015 (Unaudited)

Exchange-Traded Funds	9.6%
Pharmaceuticals	3.4
Banks	3.4
Oil, Gas & Consumable Fuels	3.1
Biotechnology	2.2
Technology Hardware, Storage & Peripherals	2.1
Other Investments, less than 2% each	30.7
Short-Term Investments	41.8

Total Investments	96.3
Other assets less liabilities (including futures contracts)	3.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 94.5% of Net Assets

	Aerospace & Defense – 1.2%
16,350	Precision Castparts Corp.	$3,433,500

	Air Freight & Logistics – 1.9%
32,700	FedEx Corp.	5,410,215

	Automobiles – 2.0%
128,400	General Motors Co.	4,815,000
17,800	Harley-Davidson, Inc.	1,081,172

		5,896,172

	Banks – 9.2%
572,400	Bank of America Corp.	8,809,236
134,200	Citigroup, Inc.	6,913,984
101,600	JPMorgan Chase & Co.	6,154,928
87,000	Wells Fargo & Co.	4,732,800

		26,610,948

	Beverages – 1.4%
36,400	Diageo PLC, Sponsored ADR	4,024,748

	Capital Markets – 7.7%
104,600	Bank of New York Mellon Corp. (The)	4,209,104
88,000	Franklin Resources, Inc.	4,516,160
28,100	Goldman Sachs Group, Inc. (The)	5,281,957
72,000	State Street Corp.	5,294,160
38,000	T. Rowe Price Group, Inc.	3,077,240

		22,378,621

	Chemicals – 1.6%
40,400	Monsanto Co.	4,546,616

	Communications Equipment – 1.7%
69,500	QUALCOMM, Inc.	4,819,130

	Consumer Finance – 1.8%
66,500	Capital One Financial Corp.	5,241,530

	Electronic Equipment, Instruments & Components – 2.0%
82,800	TE Connectivity Ltd.	5,930,136

	Energy Equipment & Services – 2.5%
10,300	Baker Hughes, Inc.	654,874
81,000	Halliburton Co.	3,554,280
58,400	National Oilwell Varco, Inc.	2,919,416

		7,128,570

	Food Products – 4.6%
95,600	General Mills, Inc.	5,410,960
57,000	Nestle S.A., Sponsored ADR	4,287,574
91,300	Unilever PLC, Sponsored ADR	3,808,123

		13,506,657

Shares	Description	Value (†)
Common Stocks – continued

	Health Care Equipment & Supplies – 2.1%
77,200	Medtronic PLC	$6,020,828

	Health Care Providers & Services – 2.0%
49,100	UnitedHealth Group, Inc.	5,808,039

	Hotels, Restaurants & Leisure – 1.2%
60,900	Las Vegas Sands Corp.	3,351,936

	Household Durables – 1.2%
17,850	Whirlpool Corp.	3,606,771

	Industrial Conglomerates – 2.0%
238,800	General Electric Co.	5,924,628

	Insurance – 7.1%
84,100	Aflac, Inc.	5,383,241
118,700	American International Group, Inc.	6,503,573
51,000	Aon PLC	4,902,120
76,100	Principal Financial Group, Inc.	3,909,257

		20,698,191

	Internet & Catalog Retail – 4.3%
20,110	Amazon.com, Inc.(b)	7,482,931
176,800	Liberty Interactive Corp., Class A(b)	5,160,792

		12,643,723

	Internet Software & Services – 2.4%
12,720	Google, Inc., Class A(b)	7,055,784

	IT Services – 7.8%
33,200	Accenture PLC, Class A	3,110,508
69,400	Automatic Data Processing, Inc.	5,943,416
83,200	MasterCard, Inc., Class A	7,187,648
96,720	Visa, Inc., Class A	6,326,455

		22,568,027

	Machinery – 4.2%
44,800	Caterpillar, Inc.	3,585,344
51,200	Illinois Tool Works, Inc.	4,973,568
31,700	Parker Hannifin Corp.	3,765,326

		12,324,238

	Media – 4.6%
65,200	Comcast Corp., Special Class A	3,655,438
313,100	News Corp., Class A(b)	5,012,731
59,800	Omnicom Group, Inc.	4,663,204

		13,331,373

	Metals & Mining – 1.1%
740,200	Glencore PLC	3,124,931

	Oil, Gas & Consumable Fuels – 3.3%
110,700	Apache Corp.	6,678,531
197,000	Chesapeake Energy Corp.	2,789,520

		9,468,051

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – 1.6%
93,100	Sanofi, ADR	$4,602,864

	Road & Rail – 1.0%
27,800	Union Pacific Corp.	3,011,018

	Semiconductors & Semiconductor Equipment – 4.8%
120,000	Applied Materials, Inc.	2,707,200
191,100	Intel Corp.	5,975,697
91,400	Texas Instruments, Inc.	5,226,709

		13,909,606

	Software – 3.8%
108,600	Microsoft Corp.	4,415,133
155,500	Oracle Corp.	6,709,825

		11,124,958

	Specialty Retail – 0.4%
11,000	Home Depot, Inc. (The)	1,249,710

	Technology Hardware, Storage & Peripherals – 2.0%
46,600	Apple, Inc.	5,798,438

	Total Common Stocks (Identified Cost $240,161,946)	274,549,957

Principal Amount
Short-Term Investments – 5.4%
$15,829,527	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $15,829,531 on 4/01/2015 collateralized by $14,420,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $16,150,400 including accrued interest(c) (Identified Cost $15,829,527)	15,829,527

Description	Value (†)
Total Investments – 99.9% (Identified Cost $255,991,473)(a)	$290,379,484
Other assets less liabilities – 0.1%	243,938

Net Assets – 100.0%	$290,623,422

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2015, approximately 1% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of one security.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $255,991,473 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,599,513
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,211,502)

Net unrealized appreciation	$34,388,011

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Metals and Mining	$—	$3,124,931	$—	$3,124,931
All Other Common Stocks*	271,425,026	—	—	271,425,026

Total Common Stocks	271,425,026	3,124,931	—	274,549,957

Short-Term Investments	—	15,829,527	—	15,829,527

Total	$271,425,026	$18,954,458	$—	$290,379,484

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $3,447,185 was transferred from Level 1 to Level 2 during the period ended March 31, 2015. At December 31, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At March 31, 2015, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at March 31, 2015 (Unaudited)

Banks	9.2%
IT Services	7.8
Capital Markets	7.7
Insurance	7.1
Semiconductors & Semiconductor Equipment	4.8
Food Products	4.6
Media	4.6
Internet & Catalog Retail	4.3
Machinery	4.2
Software	3.8
Oil, Gas & Consumable Fuels	3.3
Energy Equipment & Services	2.5
Internet Software & Services	2.4
Health Care Equipment & Supplies	2.1
Electronic Equipment, Instruments & Components	2.0
Industrial Conglomerates	2.0
Automobiles	2.0
Health Care Providers & Services	2.0
Technology Hardware, Storage & Peripherals	2.0
Other Investments, less than 2% each	16.1
Short-Term Investments	5.4

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 65.6% of Net Assets

Non-Convertible Bonds – 61.6%

	ABS Car Loan – 0.7%
$2,259,000	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.310%, 10/08/2019(b)	$2,319,600
2,280,000	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	2,284,277
2,810,000	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	2,818,467
2,455,000	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	2,458,589

		9,880,933

	ABS Credit Card – 4.0%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 0.595%, 2/16/2021(b)(c)	3,152,290
1,860,000	American Express Credit Account Master Trust, Series 2013-3, Class A, 0.980%, 5/15/2019(b)	1,863,277
1,015,000	American Express Credit Account Master Trust, Series 2014-3, Class A, 1.490%, 4/15/2020(b)	1,023,109
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,708,219
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 0.465%, 5/15/2020(b)(c)	2,293,068
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 0.555%, 6/15/2021(b)(c)	2,048,938
3,075,000	Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.960%, 9/16/2019(b)	3,080,252
6,600,000	Chase Issuance Trust, Series 2013-A8, Class A8, 1.010%, 10/15/2018(b)	6,612,963
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,665,172
3,780,000	Chase Issuance Trust, Series 2014-A8, Class A, 0.425%, 11/15/2018(b)(c)	3,780,945
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 0.496%, 2/18/2020(b)(c)	3,560,025
4,230,000	Chase Issuance Trust, Series 2015-A2, Class A, 1.590%, 2/18/2020(b)	4,259,889
3,165,000	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.320%, 9/07/2018(b)	3,188,405
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.605%, 9/10/2020(b)(c)	5,841,951
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	3,010,359
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,078,285

		56,167,147

	ABS Home Equity – 12.3%
1,005,757	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 2.677%, 3/25/2035(b)(c)	981,363
1,216,088	Adjustable Rate Mortgage Trust, Series 2004-5, Class 5A1, 2.583%, 4/25/2035(b)(c)	1,186,707

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$2,104,434	Adjustable Rate Mortgage Trust, Series 2004-5, Class 6A1, 2.563%, 4/25/2035(b)(c)	$2,084,467
1,047,858	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033(b)	1,101,192
851,518	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033(b)	856,801
633,283	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035(b)	644,200
2,089,717	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(b)	2,127,988
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	324,449
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(b)	2,131,476
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(b)	1,307,208
1,386,124	Banc of America Alternative Loan Trust, Series 2003-10, Class 1A1, 5.500%, 12/25/2033(b)	1,425,412
2,083,939	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033(b)	2,132,003
1,252,165	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(b)	1,325,507
1,697,400	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035(b)	1,526,699
1,187,756	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034(b)	1,177,205
791,817	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.620%, 7/25/2037, 144A(b)(c)	559,932
2,080,348	Banc of America Funding Trust, Series 2004-B, Class 4A2, 2.501%, 11/20/2034(b)(c)	2,019,302
792,218	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	826,534
1,540,711	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(b)	1,579,206
3,000,857	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.699%, 9/25/2034(b)(c)	2,872,510
1,678,634	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1, 2.579%, 2/25/2036(b)(c)	1,303,667
2,000,000	CAM Mortgage Trust, Series 2014-2, Class M, 4.450%, 5/15/2048, 144A(b)(c)	2,006,980
1,528,616	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036(b)	1,552,464
3,439,321	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.371%, 6/25/2047, 144A(b)(c)	3,167,305
953,587	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.568%, 5/25/2035(b)(c)	917,593
557,162	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036(b)	487,518
2,724,295	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036(b)	2,443,159
1,926,361	CitiMortgage Alternative Loan Trust, Series 2007-A6, Class 1A11, 6.000%, 6/25/2037(b)	1,703,726
400,000	Colony American Homes, Series 2014-2A, Class E, 3.375%, 7/17/2031, 144A(c)	402,243

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$1,855,000	Colony American Homes, Series 2014-1A, Class C, 2.027%, 5/17/2031, 144A(b)(c)	$1,849,389
1,633,073	Countrywide Alternative Loan Trust, Series 2003-4CB, Class 1A1, 5.750%, 4/25/2033(b)	1,648,958
1,080,318	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034(b)	1,142,064
3,955,268	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034(b)	3,973,177
1,038,189	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	1,070,887
84,984	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.527%, 8/25/2034(c)(d)	87,148
1,152,787	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.384%, 5/25/2035(b)(c)	947,797
896,979	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036(b)	871,562
725,479	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	490,423
788,243	Countrywide Alternative Loan Trust, Series 2007-4, Class 1A7, 5.750%, 4/25/2037(b)	710,710
1,278,843	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 2.593%, 8/25/2034(b)(c)	1,189,873
209,208	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.420%, 9/20/2034(c)	199,246
483,981	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.444%, 4/25/2035(c)	418,711
1,554,153	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035(b)	1,454,252
878,439	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 2.516%, 11/25/2033(b)(c)	843,907
638,598	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 2.544%, 12/25/2033(b)(c)	633,455
2,378,183	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR3, Class 3A1, 2.624%, 5/25/2034(b)(c)	2,352,931
167,780	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 3A4, 5.250%, 5/25/2028(d)	168,315
1,170,597	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035(b)	1,057,009
567,595	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 4A1, 6.500%, 10/25/2021	490,628
1,037,339	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-3, Class 4A4, 5.250%, 6/25/2035(b)	1,048,964
1,093,550	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(b)(c)	1,032,555
1,037,756	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/2018, 144A(b)	1,044,714
2,015,000	Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.374%, 2/25/2024(b)(c)	2,039,533
1,785,000	Federal Home Loan Mortgage Corp., Series 2014-DN2, Class M2, 1.824%, 4/25/2024(b)(c)	1,774,097
196,462	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	197,365

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$2,029,231	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.730%, 6/19/2035(b)(c)	$1,963,313
820,314	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 2.979%, 7/19/2035(b)(c)	778,102
274,663	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.815%, 12/25/2034(c)	264,621
1,646,060	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.735%, 12/25/2034(b)(c)	1,633,446
725,154	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 2.468%, 7/25/2035(b)(c)	682,985
2,581,235	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.690%, 9/25/2035(b)(c)	2,594,466
1,536,466	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036(b)	1,294,134
1,187,165	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 0.954%, 12/25/2034(c)	996,733
2,495,532	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.814%, 7/25/2045(b)(c)	2,191,709
3,035,000	Invitation Homes Trust, Series 2014-SFR1, Class B, 1.677%, 6/17/2031, 144A(b)(c)	3,022,881
2,923,644	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 2.939%, 3/25/2036(b)(c)	2,499,063
1,124,994	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 1.990%, 11/25/2033(b)(c)	1,108,976
2,613,088	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.395%, 4/25/2035(b)(c)	2,529,817
889,474	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 2.659%, 6/25/2035(b)(c)	898,682
2,748,113	JPMorgan Mortgage Trust, Series 2005-S3, Class 1A9, 6.000%, 1/25/2036(b)	2,465,140
1,783,316	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 2.404%, 2/25/2036(b)(c)	1,581,917
3,288,566	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 2.539%, 1/25/2037(b)(c)	2,988,050
2,709,343	JPMorgan Mortgage Trust, Series 2007-S1, Class 2A22, 5.750%, 3/25/2037(b)	2,279,842
557	Lehman XS Trust, Series 2006-12N, Class A2A1, 0.324%, 8/25/2046(c)(d)	539
2,480,534	Lehman XS Trust, Series 2006-4N, Class A2A, 0.394%, 4/25/2046(b)(c)	1,811,088
447,377	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.543%, 5/25/2034(c)(d)	433,617
2,868,469	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.500%, 7/25/2034(b)(c)	2,866,897
645,456	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 2.587%, 4/25/2036(b)(c)	619,613
889,090	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	921,191
254,761	MASTR Alternative Loan Trust, Series 2004-12, Class 6A2, 5.250%, 12/25/2034(d)	254,391
932,921	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	973,220
1,091,994	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	1,134,516

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$2,389,860	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034(b)	$2,446,414
1,922,005	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037(b)	1,525,811
1,773,462	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A8, 6.000%, 3/25/2037(b)	1,407,888
366,670	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.117%, 5/25/2036(c)	363,606
1,098,813	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(b)	1,035,562
2,351,602	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	2,389,712
3,315,930	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038(b)	3,468,413
755,023	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.396%, 10/25/2035(b)(c)	750,484
2,344,282	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035(b)	2,052,783
879,794	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(b)	902,862
1,055,013	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 2.618%, 9/25/2034(b)(c)	1,043,783
6,277,236	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 2A, 2.453%, 11/25/2034(b)(c)	6,213,830
1,730,972	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 2.354%, 6/25/2034(b)(c)	1,702,532
693,374	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 0.484%, 7/25/2035(b)(c)	511,131
1,334,274	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	1,390,878
684,373	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035(b)	698,373
2,680,377	U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.721%, 2/27/2035, 144A(b)	2,680,750
3,512,512	U.S. Residential Opportunity Fund Trust, Series 2015-1III, 3.721%, 1/27/2035, 144A(b)	3,524,230
8,468,359	Vericrest Opportunity Loan Transferee, Series 2015-NPL4, Class A1, 3.500%, 2/25/2055, 144A(b)(c)	8,463,735
2,142,611	Vericrest Opportunity Loan Transferee, Series 2015-NPL1, Class A1, 3.625%, 10/25/2057, 144A(b)(c)	2,146,491
1,691,928	Vericrest Opportunity Loan Transferee, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)(c)	1,691,947
679,117	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 2A, 5.500%, 7/25/2034(b)	706,010
6,150,000	WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3, 2.358%, 8/25/2035(b)(c)	6,131,452
1,303,627	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.192%, 9/25/2046(b)(c)	1,189,038
2,839,859	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.942%, 1/25/2047(b)(c)	2,554,416
352,579	Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 1A9, 2.612%, 10/25/2033(c)	353,802
1,228,706	Wells Fargo Mortgage Backed Securities Trust, Series 2004-A, Class A1, 2.638%, 2/25/2034(b)(c)	1,229,649

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$655,067	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.615%, 8/25/2034(b)(c)	$650,996
460,872	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035	478,309
626,527	Wells Fargo Mortgage Backed Securities Trust, Series 2005-12, Class 1A2, 5.500%, 11/25/2035(b)	639,136
2,131,579	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036(b)	2,105,538
883,367	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.618%, 6/25/2035(b)(c)	889,168

		175,040,164

	ABS Other – 2.6%
4,845,982	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	4,891,050
3,514,815	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	3,564,848
1,042,948	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A(b)	1,056,272
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(p)	2,877,017
2,284,286	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	2,284,286
829,762	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	829,762
1,518,832	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)	1,511,238
1,495,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	1,497,257
730,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	728,124
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	738,816
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A(b)	6,426,437
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,276,461
331,347	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	336,534
1,299,147	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	1,297,563
2,786,331	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	2,809,812
1,895,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A(b)	1,895,777
3,215,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	3,287,968

		37,309,222

	ABS Student Loan – 0.2%
495,503	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.421%, 8/25/2032, 144A(b)(c)	495,790
2,765,519	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.419%, 3/25/2033, 144A(b)(c)	2,765,928

		3,261,718

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – 1.1%
$2,340,000	KLX, Inc., 5.875%, 12/01/2022, 144A(b)	$2,334,150
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A(b)	6,108,052
825,000	Rockwell Collins, Inc., 0.621%, 12/15/2016(b)(c)	825,778
5,905,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A(b)	5,284,975
1,035,000	Textron, Inc., 3.875%, 3/01/2025(b)	1,069,206

		15,622,161

	Automotive – 3.6%
6,590,000	Daimler Finance North America LLC, 0.935%, 8/01/2016, 144A(b)(c)	6,628,953
5,250,000	Ford Motor Credit Co. LLC, 1.506%, 5/09/2016(b)(c)	5,287,060
5,455,000	General Motors Co., 5.200%, 4/01/2045(b)	5,920,508
6,100,000	Hyundai Capital Services, Inc., 1.070%, 3/18/2017, 144A(b)(c)	6,107,698
1,000,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A(b)	1,025,000
5,960,000	Nissan Motor Acceptance Corp., 0.812%, 3/03/2017, 144A(b)(c)	5,976,849
6,640,000	Nissan Motor Acceptance Corp., 0.969%, 9/26/2016, 144A(b)(c)	6,678,260
10,650,000	Toyota Motor Credit Corp., 0.547%, 5/17/2016(b)(c)	10,677,083
3,210,000	Volkswagen International Finance NV, 0.696%, 11/18/2016, 144A(b)(c)	3,216,057

		51,517,468

	Banking – 5.1%
7,140,000	Ally Financial, Inc., 4.125%, 3/30/2020(b)	7,095,375
2,215,000	Ally Financial, Inc., 8.000%, 3/15/2020(b)	2,641,387
3,310,000	Bank of America Corp., 1.293%, 1/15/2019(b)(c)	3,355,314
6,825,000	Bank of America Corp., MTN, 4.200%, 8/26/2024(b)	7,060,913
12,955,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A(b)	13,259,313
9,280,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)(b)	6,959,553
5,000,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(b)	5,193,435
7,200,000	Morgan Stanley, 4.350%, 9/08/2026(b)	7,547,501
11,135,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(b)	12,539,079
6,935,000	Societe Generale S.A., (fixed rate to 12/18/2023, variable rate thereafter), 7.875%(b)(g)	7,160,387

		72,812,257

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 0.9%
$3,660,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A(b)	$3,074,400
6,320,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A(b)	6,381,304
890,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A(b)	941,175
3,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)(b)	904,263
1,790,000	Owens Corning, 4.200%, 12/01/2024(b)	1,845,961

		13,147,103

	Cable Satellite – 1.1%
3,255,000	CCOH Safari LLC, 5.500%, 12/01/2022(b)	3,328,238
3,175,000	CCOH Safari LLC, 5.750%, 12/01/2024(b)	3,270,250
3,440,000	DISH DBS Corp., 5.875%, 7/15/2022(b)	3,495,900
5,650,000	DISH DBS Corp., 5.875%, 11/15/2024(b)	5,657,062

		15,751,450

	Chemicals – 0.4%
2,596,000	Albemarle Corp., 4.150%, 12/01/2024(b)	2,692,377
3,170,000	Hercules, Inc., 6.500%, 6/30/2029(b)	2,920,362

		5,612,739

	Collateralized Mortgage Obligations – 0.7%
1,136,708	Chase Mortgage Finance Trust, Series 2007-A1, Class 11M1, 2.464%, 3/25/2037(b)(c)	1,045,763
67,415,999	Government National Mortgage Association, Series 2012-135, Class IO, 0.957%, 1/16/2053(b)(c)(f)	4,501,366
4,499,478	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.476%, 2/25/2036(b)(c)	4,371,247

		9,918,376

	Construction Machinery – 1.3%
17,660,000	Caterpillar Financial Services Corp., MTN, 0.501%, 2/26/2016(b)(c)	17,691,753

	Consumer Cyclical Services – 0.9%
1,180,000	IHS, Inc., 5.000%, 11/01/2022, 144A(b)	1,185,192
2,960,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A(b)	3,004,400
8,550,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020(b)	9,084,375

		13,273,967

	Electric – 1.6%
4,205,000	Cia de Eletricidade do Estado da Bahia, 11.750%, 4/27/2016, 144A, (BRL)(b)	1,241,783

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$5,600,000	EDP Finance BV, 4.125%, 1/15/2020, 144A(b)	$5,796,000
11,740,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	14,128,785
2,065,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A(b)	2,142,437

		23,309,005

	Finance Companies – 2.8%
2,300,000	Air Lease Corp., 3.750%, 2/01/2022(b)	2,337,292
8,365,000	Air Lease Corp., 4.250%, 9/15/2024(b)	8,615,950
470,000	Aircastle Ltd., 5.500%, 2/15/2022	499,963
4,700,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125%(b)(g)	5,516,625
12,535,000	iStar Financial, Inc., 4.000%, 11/01/2017(b)	12,378,312
11,630,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A(b)	10,990,350

		40,338,492

	Financial Other – 0.8%
630,000	Corporacion Financiera de Desarrollo S.A., 3.250%, 7/15/2019, 144A(b)	639,450
1,240,000	Corporacion Financiera de Desarrollo S.A., (fixed rate to 7/15/2024, variable rate thereafter), 5.250%, 7/15/2029, 144A(b)	1,289,414
8,700,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A(b)	9,048,000

		10,976,864

	Food & Beverage – 0.5%
10,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	2,766,367
2,300,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)(b)	598,142
3,500,000	General Mills, Inc., 0.553%, 1/29/2016(b)(c)	3,499,780

		6,864,289

	Gaming – 0.7%
10,215,000	MGM Resorts International, 6.000%, 3/15/2023(b)	10,495,912

	Government Owned - No Guarantee – 1.7%
18,670,000,000	Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	7,224,572
12,700,000	Petrobras Global Finance BV, 5.625%, 5/20/2043(b)	10,285,730
6,000,000	Petroleos de Venezuela S.A., 5.500%, 4/12/2037(b)	1,845,000

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Government Owned - No Guarantee – continued
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	$4,715,444

			24,070,746

		Home Construction – 0.4%
4,765,000		Masco Corp., 4.450%, 4/01/2025(b)	4,919,863

		Independent Energy – 2.0%
635,000		Antero Resources Corp., 5.125%, 12/01/2022	609,600
150,000		Baytex Energy Corp., 5.125%, 6/01/2021, 144A	137,625
155,000		Baytex Energy Corp., 5.625%, 6/01/2024, 144A	141,825
905,000		Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(b)	832,600
240,000		Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	233,400
45,000		California Resources Corp., 5.500%, 9/15/2021, 144A	39,924
2,905,000		California Resources Corp., 6.000%, 11/15/2024, 144A(b)	2,549,137
2,880,000		Chesapeake Energy Corp., 4.875%, 4/15/2022(b)	2,700,000
140,000		Chesapeake Energy Corp., 6.625%, 8/15/2020	144,550
2,575,000		Cimarex Energy Co., 4.375%, 6/01/2024(b)	2,555,687
365,000		Concho Resources, Inc., 5.500%, 10/01/2022	367,738
825,000		Concho Resources, Inc., 5.500%, 4/01/2023(b)	831,105
295,000		Continental Resources, Inc., 3.800%, 6/01/2024	271,913
210,000		Continental Resources, Inc., 4.500%, 4/15/2023	203,812
925,000		MEG Energy Corp., 6.375%, 1/30/2023, 144A(b)	851,000
180,000		MEG Energy Corp., 6.500%, 3/15/2021, 144A	166,500
645,000		MEG Energy Corp., 7.000%, 3/31/2024, 144A(b)	607,913
1,260,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022(b)	1,228,500
7,460,000		OGX Austria GmbH, 8.375%, 4/01/2022, 144A(h)	2,245
4,420,000		OGX Austria GmbH, 8.500%, 6/01/2018, 144A(h)	2,210
3,325,000		QEP Resources, Inc., 5.250%, 5/01/2023(b)	3,258,500
145,000		Rosetta Resources, Inc., 5.625%, 5/01/2021	136,300
90,000		Rosetta Resources, Inc., 5.875%, 6/01/2022	84,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$310,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	$288,300
1,238,000	SM Energy Co., 5.000%, 1/15/2024(b)	1,165,577
1,662,000	SM Energy Co., 6.125%, 11/15/2022, 144A(b)	1,653,690
35,000	SM Energy Co., 6.625%, 2/15/2019	35,438
575,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	493,063
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	393,000
2,835,000	Whiting Petroleum Corp., 5.750%, 3/15/2021(b)	2,813,737
3,255,000	Whiting Petroleum Corp., 6.500%, 10/01/2018(b)	3,255,000

		28,054,714

	Industrial Other – 0.2%

2,200,000	Alfa SAB de CV, 6.875%, 3/25/2044, 144A(b)	2,421,100

	Integrated Energy – 1.0%
2,935,000	BP Capital Markets PLC, 0.676%, 11/07/2016(b)(c)	2,940,929
6,595,000	Chevron Corp., 0.427%, 11/15/2017(b)(c)	6,598,080
950,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	553,375
3,310,000	Shell International Finance BV, 0.467%, 11/15/2016(b)(c)	3,316,246

		13,408,630

	Life Insurance – 0.9%
8,600,000	Assicurazioni Generali SpA, EMTN, (fixed rate to 12/12/2022, variable rate thereafter), 7.750%, 12/12/2042, (EUR)(b)	11,998,181

	Lodging – 0.2%
2,105,000	Host Hotels & Resorts LP, 5.250%, 3/15/2022(b)	2,341,756

	Media Entertainment – 0.1%
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,559,587

	Metals & Mining – 0.1%
1,928,000	ArcelorMittal, 7.750%, 10/15/2039(b)	2,024,400

	Midstream – 1.9%
5,065,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024(b)	5,178,456
3,225,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(b)	3,483,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A(b)	$4,998,131
180,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	173,250
3,430,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A(b)	3,532,900
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023(b)	693,450
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022(b)	1,173,200
1,310,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A(b)	1,336,200
7,100,000	Williams Partners LP, 4.000%, 9/15/2025(b)	6,963,439

		27,532,026

	Non-Agency Commercial Mortgage-Backed Securities – 4.8%
950,000	Bear Stearns Commercial Mortgage Securities, Series 2003-PWR2, Class E, 6.872%, 5/11/2039, 144A(b)(c)	967,541
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.675%, 8/15/2029, 144A(b)(c)	1,603,080
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 3.845%, 8/15/2029, 144A(b)(c)	1,597,890
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 5.537%, 4/15/2044, 144A(b)(c)	5,150,822
2,135,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.322%, 10/15/2031, 144A(c)(e)	2,140,807
850,000	Commercial Mortgage Trust, Series 2014-SAVA, Class A, 1.325%, 6/15/2034, 144A(b)(c)	848,462
855,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.925%, 6/15/2034, 144A(b)(c)	853,004
1,605,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.575%, 6/15/2034, 144A(b)(c)	1,604,921
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 1.425%, 3/15/2017, 144A(b)(c)	3,698,846
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.558%, 11/10/2046, 144A(b)(c)	2,805,402
1,300,000	Del Coronado Trust, Series 2013-HDMZ, Class M, 5.175%, 3/15/2018, 144A(b)(c)	1,303,250
7,430,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.053%, 12/05/2031, 144A(b)(c)	7,719,495
6,295,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.796%, 8/10/2045(b)(c)	6,454,459
1,915,000	Hilton USA Trust, Series 2013-HLT, Class CFX, 3.714%, 11/05/2030, 144A(b)	1,955,362
1,460,000	Hilton USA Trust, Series 2013-HLT, Class DFX, 4.407%, 11/05/2030, 144A(b)	1,502,673
1,580,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/05/2030, 144A(b)(c)	1,622,908
1,520,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(c)	1,586,872
938,102	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-JWMZ, Class M, 6.175%, 4/15/2018, 144A(b)(c)	938,195

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,325,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.671%, 4/12/2049(b)(c)	$1,411,929
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.304%, 6/15/2044, 144A(b)(c)	1,719,842
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.304%, 6/15/2044, 144A(b)(c)	2,285,603
9,885,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)	9,954,195
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 2.672%, 11/15/2026, 144A(b)(c)	2,277,458
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 3.422%, 11/15/2026, 144A(b)(c)	2,207,696
700,000	SCG Trust, Series 2013-SRP1, Class D, 3.516%, 11/15/2026, 144A(c)	699,231
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.467%, 2/15/2044, 144A(b)(c)	2,825,097

		67,735,040

	Pharmaceuticals – 1.4%
3,070,000	Johnson & Johnson, 0.332%, 11/28/2016(b)(c)	3,073,353
5,570,000	Merck & Co., Inc., 0.381%, 2/10/2017(b)(c)	5,572,406
3,160,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A(b)	3,282,450
2,230,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A(b)	2,246,725
5,610,000	VRX Escrow Corp., 4.500%, 5/15/2023, 144A, (EUR)(i)	6,062,315

		20,237,249

	Property & Casualty Insurance – 0.4%
5,435,000	Old Republic International Corp., 4.875%, 10/01/2024(b)	5,770,068

	Railroads – 0.3%
4,700,000	Canadian National Railway Co., 0.455%, 11/06/2015(b)(c)	4,701,231

	Retailers – 0.1%
1,080,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023(b)	1,336,735

	Technology – 2.2%
4,900,000	Jabil Circuit, Inc., 4.700%, 9/15/2022(b)	5,071,500
10,955,000	Keysight Technologies, Inc., 4.550%, 10/30/2024, 144A(b)	11,038,543
7,847,000	KLA-Tencor Corp., 4.650%, 11/01/2024(b)	8,241,162
3,890,000	Open Text Corp., 5.625%, 1/15/2023, 144A(b)	4,035,875
3,030,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A(b)	2,901,225

		31,288,305

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – 2.4%
46,802	(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)(i)	$12,368,114
1,475,000		Brazilian Government International Bond, 12.500%, 1/05/2016, (BRL)(b)	463,082
3,200,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(i)	20,989,722

			33,820,918

		Wirelines – 0.2%
10,085,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(b)	2,828,116

		Total Non-Convertible Bonds (Identified Cost $886,109,662)	875,039,685

Convertible Bonds – 4.0%

		Automotive – 0.2%
755,000		TRW Automotive, Inc., 3.500%, 12/01/2015	2,670,813

		Consumer Cyclical Services – 0.4%
2,875,000		Jarden Corp., 1.125%, 3/15/2034(b)	3,414,063
930,000		Lennar Corp., 3.250%, 11/15/2021, 144A(b)	2,074,481

			5,488,544

		Energy – 0.1%
425,000		Chesapeake Energy Corp., 2.750%, 11/15/2035	426,063
1,430,000		Peabody Energy Corp., 4.750%, 12/15/2066(b)	481,266

			907,329

		Independent Energy – 0.5%
7,100,000		Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A(b)	7,494,937

		Pharmaceuticals – 1.2%
449,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018(b)	668,168
1,168,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020(b)	1,768,790
1,600,000		Emergent Biosolutions, Inc., 2.875%, 1/15/2021(b)	1,849,000
1,125,000		Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016(b)	4,846,641
1,670,000		Mylan, Inc., 3.750%, 9/15/2015(b)	7,424,194

			16,556,793

		Retailers – 0.2%
3,305,000		Priceline Group, Inc. (The), 0.350%, 6/15/2020(b)	3,771,831

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Technology – 1.4%
$715,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A(b)	$752,091
1,810,000	Ciena Corp., 3.750%, 10/15/2018, 144A(b)	2,218,381
2,045,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A(b)	2,379,869
915,000	Novellus Systems, Inc., 2.625%, 5/15/2041(b)	1,868,316
2,840,000	Nuance Communications, Inc., 2.750%, 11/01/2031(b)	2,818,700
3,145,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A(b)	4,511,109
4,325,000	Rovi Corp., 0.500%, 3/01/2020, 144A(i)	4,122,265
1,020,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A(b)	1,195,950

		19,866,681

	Total Convertible Bonds (Identified Cost $47,237,024)	56,756,928

	Total Bonds and Notes (Identified Cost $933,346,686)	931,796,613

Senior Loans – 13.9%

	Aerospace & Defense – 0.3%
1,844,345	Transdigm, Inc., Term Loan C, 3.750%, 2/28/2020(c)	1,839,974
2,990,358	Transdigm, Inc., Term Loan D, 3.750%, 6/04/2021(c)	2,981,537

		4,821,511

	Automotive – 0.8%
773,088	American Tire Distributors Holdings, Inc., 2015 Term Loan, 8/23/2021(j)	775,987
771,141	American Tire Distributors Holdings, Inc., Term Loan B, 7.000%, 6/01/2018(c)	771,141
901,778	Dealertrack Technologies, Inc., Term Loan B, 3.250%, 2/28/2021(c)	897,647
1,639,760	Gates Global, Inc., Term Loan B, 4.250%, 7/05/2021(c)	1,632,594
2,369,767	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(c)	2,363,843
92,291	Midas Intermediate Holdco II LLC, Delayed Draw Term Loan, 4.750%, 8/18/2021(c)	92,753
819,080	Midas Intermediate Holdco II LLC, Term Loan B, 4.750%, 8/18/2021(c)	823,175
3,358,650	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(c)	3,351,664

		10,708,804

	Building Materials – 1.0%
3,146,045	ABC Supply Co., Inc., Term Loan, 3.500%, 4/16/2020(c)	3,137,394
2,340,207	Continental Building Products LLC, 1st Lien Term Loan, 4.000%, 8/28/2020(c)	2,325,580

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Building Materials – continued
$3,196,697	HD Supply, Inc., Term Loan B, 4.000%, 6/28/2018(c)	$3,200,022
3,278,963	Quikrete Holdings, Inc., 1st Lien Term Loan, 4.000%, 9/28/2020(c)	3,291,259
2,783,061	Wilsonart LLC, Term Loan B, 4.000%, 10/31/2019(c)	2,774,377

		14,728,632

	Cable Satellite – 0.3%
1,057,390	Charter Communications Operating LLC, Term Loan G, 4.250%, 9/12/2021(c)	1,065,616
2,816,597	Virgin Media Bristol LLC, USD Term Loan B, 3.500%, 6/07/2020(c)	2,811,330

		3,876,946

	Chemicals – 0.2%
1,548,064	Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan, 3.750%, 2/01/2020(c)	1,538,033
440,785	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(c)	440,785
1,179,000	MacDermid, Inc., USD 1st Lien Term Loan, 4.500%, 6/07/2020(c)	1,182,690

		3,161,508

	Consumer Cyclical Services – 0.8%
2,510,494	Creative Artists Agency LLC, Term Loan B, 5.500%, 12/17/2021(c)	2,535,599
3,318,348	Realogy Corp., New Term Loan B, 3.750%, 3/05/2020(c)	3,313,172
5,147,821	ServiceMaster Co., 2014 Term Loan B, 4.250%, 7/01/2021(c)	5,122,081
613,690	Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/2019(c)	611,131

		11,581,983

	Consumer Products – 0.4%
637,621	Bauer Performance Sports Ltd., Term Loan B, 4.000%, 4/15/2021(c)	632,444
422,037	Libbey Glass, Inc., Term Loan B, 3.750%, 4/09/2021(c)	419,399
2,029,724	SRAM LLC, New Term Loan B, 4.013%, 4/10/2020(k)	2,024,650
2,222,812	Tempur-Pedic International, Inc., Refi Term Loan B, 3.500%, 3/18/2020(c)	2,223,368

		5,299,861

	Diversified Manufacturing – 0.1%
601,937	Doncasters Finance U.S. LLC, USD Term Loan, 4.500%, 4/09/2020(c)	602,436
1,034,726	Entegris, Inc., Term Loan B, 3.500%, 4/30/2021(c)	1,030,846
92,368	WESCO Distribution, Inc., Term Loan B, 3.750%, 12/12/2019(c)	92,444

		1,725,726

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Electric – 0.3%
$1,818,608	Calpine Construction Finance Co. LP, Original Term Loan B1, 3.000%, 5/03/2020(c)	$1,794,165
2,234,710	Calpine Corp., Term Loan B3, 4.000%, 10/09/2019(c)	2,237,794

		4,031,959

	Finance Companies – 0.1%
991,282	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	990,648

	Financial Other – 0.4%
1,729,844	American Beacon Advisors, Inc., Term Loan, 3/03/2022(j)	1,734,895
1,723,785	American Beacon Advisors, Inc., Term Loan B, 4.750%, 11/22/2019(c)	1,732,404
1,207,967	Grosvenor Capital Management Holdings LLP, New Term Loan B, 3.750%, 1/04/2021(c)	1,194,378
551,716	Harbourvest Partners LLC, New Term Loan, 3.250%, 2/04/2021(c)	544,820

		5,206,497

	Food & Beverage – 0.2%
2,673,000	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(c)	2,666,318
819,813	Reddy Ice Corp., 1st Lien Term Loan, 6.751%, 5/01/2019(k)	717,336

		3,383,654

	Health Insurance – 0.2%
2,993,455	Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.750%, 3/01/2021(c)	2,955,288

	Healthcare – 0.4%
3,036,839	Millennium Laboratories, Inc., Term Loan B, 5.250%, 4/16/2021(c)	3,054,877
1,488,750	Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 6/30/2021(c)	1,473,163
1,711,771	Renaissance Learning, Inc., New 1st Lien Term Loan, 4.500%, 4/09/2021(c)	1,674,677

		6,202,717

	Industrial Other – 1.1%
499,851	Allison Transmission, Inc., New Term Loan B3, 8/23/2019(j)	499,666
1,086,271	Brickman Group Ltd. LLC, 1st Lien Term Loan, 4.000%, 12/18/2020(c)	1,080,535
2,309,763	Crosby U.S. Acquisition Corp., 1st Lien Term Loan, 3.750%, 11/23/2020(c)	2,127,869
5,798,469	Generac Power Systems, Inc., Term Loan B, 3.250%, 5/31/2020(c)	5,781,537
514,088	Mirror Bidco Corp., New Term Loan, 4.250%, 12/28/2019(c)	512,376
1,925,573	Pinnacle Operating Corp., Term Loan, 4.750%, 11/15/2018(c)	1,923,166
747,653	Virtuoso U.S. LLC, USD Term Loan, 4.750%, 2/11/2021(c)	744,535

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Industrial Other – continued
$3,242,524	Zebra Technologies Corp., Term Loan B, 4.750%, 10/27/2021(c)	$3,277,382

		15,947,066

	Leisure – 0.1%
1,799,403	Time, Inc., Term Loan B, 4.250%, 4/26/2021(c)	1,794,904

	Lodging – 0.4%
5,645,592	Hilton Worldwide Finance LLC, USD Term Loan B2, 3.500%, 10/26/2020(c)	5,650,729

	Media Entertainment – 0.4%
3,137,404	Springer Science+Business Media Deutschland GmbH, USD Term Loan B3, 4.750%, 8/14/2020(c)	3,138,722
649,335	Townsquare Media, Inc., 2015 Term Loan B, 4/01/2022(j)	649,744
2,609,582	Tribune Co., 2013 Term Loan, 4.000%, 12/27/2020(c)	2,610,234

		6,398,700

	Midstream – 0.3%
1,078,980	Energy Transfer Equity LP, 2015 Term Loan, 4.000%, 12/02/2019(c)	1,075,473
1,930,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(c)	1,897,441
1,316,149	Targa Resources Corp., Term Loan B, 5.750%, 2/25/2022(c)	1,321,085

		4,293,999

	Natural Gas – 0.1%
972,550	Southcross Energy Partners LP, 1st Lien Term Loan, 5.250%, 8/04/2021(c)	947,021

	Other Utility – 0.2%
3,022,686	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(c)	2,992,459
160,706	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(c)	159,099

		3,151,558

	Packaging – 0.5%
3,731,887	Ardagh Holdings USA, Inc., Incremental Term Loan, 4.000%, 12/17/2019(c)	3,741,217
1,032,556	Signode Industrial Group U.S., Inc., USD Term Loan B, 5/01/2021(j)	1,025,132
1,768,819	Signode Industrial Group U.S., Inc., USD Term Loan B, 3.750%, 5/01/2021(c)	1,756,101

		6,522,450

	Pharmaceuticals – 1.4%
2,242,189	Amneal Pharmaceuticals LLC, New Term Loan, 5.001%, 11/01/2019(k)	2,252,010
1,550,285	DPx Holdings B.V., USD Term Loan, 4.250%, 3/11/2021(c)	1,542,053
3,210,570	Grifols Worldwide Operations USA, Inc., USD Term Loan B, 3.178%, 2/27/2021(c)	3,205,497

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Pharmaceuticals – continued
$984,060	IMS Health, Inc., New USD Term Loan, 3.500%, 3/17/2021(c)	$979,691
3,005,640	Mallinckrodt International Finance S.A., Term Loan B, 3.250%, 3/19/2021(c)	2,996,263
4,539,373	Quintiles Transnational Corp., Term Loan B3, 3.750%, 6/08/2018(c)	4,547,907
1,875,546	Valeant Pharmaceuticals International, Delayed Draw Term Loan B F2, 3/10/2022(j)	1,883,423
2,448,629	Valeant Pharmaceuticals International, Term Loan B F1, 3/13/2022(j)	2,458,913

		19,865,757

	Property & Casualty Insurance – 0.5%
3,062,070	Hub International Ltd., Term Loan B, 4.000%, 10/02/2020(c)	3,034,726
1,490,000	Hyperion Insurance Group Ltd., 2015 Term Loan B, 3/26/2022(j)	1,497,450
3,319,468	Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/03/2019(c)	3,318,074

		7,850,250

	Refining – 0.2%
2,375,000	Western Refining, Inc., Term Loan B, 11/12/2020(j)	2,354,219

	Restaurants – 0.0%
246,429	Brasa Holdings, Inc., 2nd Lien Term Loan, 11.000%, 1/20/2020(c)	246,429

	Retailers – 0.2%
321,796	Hillman Group, Inc. (The), Term Loan B, 4.500%, 6/30/2021(c)	324,074
1,901,359	The Talbots, Inc., 1st Lien Term Loan, 4.750%, 3/19/2020(c)	1,858,579

		2,182,653

	Supermarkets – 0.1%
793,502	Sprouts Farmers Markets Holdings LLC, New Term Loan, 4.000%, 4/23/2020(c)	794,494

	Technology – 1.5%
2,861,100	Aptean, Inc., 1st Lien Term Loan, 5.250%, 2/26/2020(c)	2,796,725
1,515,478	BMC Foreign Holding Co., USD Term Loan, 5.000%, 9/10/2020(c)	1,479,137
2,929,271	BMC Software Finance, Inc., USD Term Loan, 5.000%, 9/10/2020(c)	2,863,363
3,053,660	Infor (U.S.), Inc., USD Term Loan B5, 3.750%, 6/03/2020(c)	3,023,612
3,276,157	IQOR U.S., Inc., Term Loan B, 6.000%, 4/01/2021(c)	3,104,159
3,194,068	MA FinanceCo. LLC, Term Loan B, 5.250%, 11/19/2021(c)	3,198,859
760,990	Microsemi Corp., Incremental Term Loan B2, 3.500%, 2/19/2020(c)	758,327
955,414	Nuance Communications, Inc., Term Loan C, 2.930%, 8/07/2019(c)	943,948

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued

	Technology – continued
$1,443,025	NXP BV, Term Loan D, 3.250%, 1/11/2020(c)	$1,435,810
1,059,588	Oberthur Technologies of America Corp., USD Term Loan B2, 4.500%, 10/18/2019(c)	1,054,819

		20,658,759

	Transportation Services – 0.1%
781,132	FPC Holdings, Inc., 1st Lien Term Loan, 5.250%, 11/19/2019(c)	774,297
519,228	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(c)	515,334

		1,289,631

	Wireless – 0.5%
2,203,467	Altice Financing S.A., USD Term Loan, 5.250%, 2/04/2022(c)	2,219,993
3,019,710	Asurion LLC, New Term Loan B1, 5.000%, 5/24/2019(c)	3,026,414
918,638	Asurion LLC, New Term Loan B2, 4.250%, 7/08/2020(c)	915,542
1,359,725	SBA Senior Finance II LLC, Term Loan B1, 3.250%, 3/24/2021(c)	1,351,063

		7,513,012

	Wirelines – 0.8%
3,688,043	CWC Cayman Finance Ltd., Secured Term Loan, 5.500%, 4/28/2017(c)	3,688,043
2,114,040	Level 3 Financing, Inc., Incremental Term Loan B5, 4.500%, 1/31/2022(c)	2,123,955
2,001,848	LTS Buyer LLC, 1st Lien Term Loan, 4.000%, 4/13/2020(c)	1,993,100
3,033,493	Zayo Group LLC, Term Loan B, 4.000%, 7/02/2019(c)	3,035,920

		10,841,018

	Total Senior Loans (Identified Cost $196,662,579)	196,978,383

Loan Participations – 0.2%

	ABS Other – 0.2%
2,608,121	Rise Ltd., Series 2014-1, Class A, 4.750%, 1/31/2021(c)(e)(l) (Identified Cost $2,627,682)	2,627,682

Shares
Preferred Stocks – 4.7%

Convertible Preferred Stocks – 3.9%

	Electric – 0.0%
9,050	NextEra Energy, Inc., 5.889%(b)	592,141

	Energy – 0.1%
1,977	Chesapeake Energy Corp., Series A, 5.750%, 144A(b)	1,707,634

Shares	Description	Value (†)
Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Food Products – 0.7%
204,344	Tyson Foods, Inc., 4.750%(i)	$9,906,597

	Metals & Mining – 0.6%
144,708	Alcoa, Inc., Series 1, 5.375%(i)	6,343,999
131,000	ArcelorMittal, 6.000%(b)	1,967,620

		8,311,619

	Pharmaceuticals – 0.9%
12,844	Actavis PLC, Series A, 5.500%(b)	12,998,128

	REITs - Diversified – 1.2%
44,170	Crown Castle International Corp., Series A, 4.500%(b)	4,630,341
223,896	Weyerhaeuser Co., Series A, 6.375%(b)	12,251,589

		16,881,930

	REITs - Mortgage – 0.3%
67,436	iStar Financial, Inc., Series J, 4.500%(b)	3,789,229

	Utility Other – 0.1%
17,432	Dominion Resources, Inc., 6.375%(b)	843,709
11,055	Dominion Resources, Inc., Series A, 6.125%(b)	620,849
9,938	Dominion Resources, Inc., Series B, 6.000%(b)	560,503

		2,025,061

	Total Convertible Preferred Stocks (Identified Cost $56,572,093)	56,212,339

Non-Convertible Preferred Stocks – 0.8%

	Banking – 0.3%
3,802	Ally Financial, Inc., Series G, 7.000%, 144A(b)	3,883,387

	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b)	4,283,208

	Property & Casualty Insurance – 0.2%
102,000	Montpelier Re Holdings Ltd., 8.875%(b)	2,703,000

	Total Non-Convertible Preferred Stocks (Identified Cost $10,304,788)	10,869,595

	Total Preferred Stocks (Identified Cost $66,876,881)	67,081,934

Shares	Description	Value (†)
Common Stocks – 1.8%

	Communications Equipment – 0.3%
125,943	Cisco Systems, Inc.(b)	$3,466,581

	Energy Equipment & Services – 0.1%
35,206	Halliburton Co.(b)	1,544,839

	Oil, Gas & Consumable Fuels – 0.9%
17,629	Anadarko Petroleum Corp.(b)	1,459,858
48,169	Canadian Natural Resources Ltd.(b)	1,479,270
173,661	Kinder Morgan, Inc.(b)	7,304,182
8,736	Pioneer Natural Resources Co.(b)	1,428,423
51,624	Suncor Energy, Inc.(b)	1,510,002

		13,181,735

	Specialty Retail – 0.5%
30,674	Home Depot, Inc. (The)(b)	3,484,873
47,543	Lowe’s Cos., Inc.(b)	3,536,724

		7,021,597

	Total Common Stocks (Identified Cost $22,667,244)	25,214,752

Exchange Traded Funds – 0.3%
23,665	iShares® Core S&P Mid-Cap ETF(b) (Identified Cost $3,438,100)	3,596,607

Shares/ Units of Currency(††††)
Purchased Options – 0.2%

	Index Options – 0.0%
1,500	EURO STOXX 50®, Call expiring September 18, 2015 at 3850(m)	150,320

	Options on Securities – 0.2%
300,000	Consumer Discretionary Select Sector SPDR® Fund, Call expiring June 19, 2015 at 77(m)	412,500
500,000	iShares® China Large-Cap ETF, Put expiring May 15, 2015 at 41(m)	120,000
300,000	iShares® Russell 2000 ETF, Put expiring June 30, 2015 at 113(m)	472,500
140,000	Schlumberger Ltd., Put expiring May 15, 2015 at 85(m)	483,000
250,000	SPDR® S&P 500® ETF Trust, Put expiring June 19, 2015 at 195(m)	723,750

		2,211,750

	Over-the-Counter Options on Currency – 0.0%
26,720,000	INR Put, expiring July 24, 2015 at 61.5000(m)(n)	114,255
43,875,000	INR Put, expiring August 31, 2015 at 61.5000(m)(o)	215,733

		329,988

	Total Purchased Options (Identified Cost $5,419,677)	2,692,058

Notional Amount(††††)	Description	Value(†)
Purchased Swaptions – 0.1%

	Interest Rate Swaptions – 0.1%
$1,375,000,000	1-year Interest Rate Swap Put, expiring 10/16/2015, Pay 28-day TIIE, Receive MXN 4.400% (n)(p)	$320,640
100,200,000	10-year Interest Rate Swap Call, expiring 07/22/2015, Pay 2.39%, Receive 3-month LIBOR (p)(q)	757,211
65,000,000	10-year Interest Rate Swap Call, expiring 5/26/2015, Pay 2.1825%, Receive 3-month LIBOR (p)(q)	489,580

	Total Purchased Swaptions (Identified Cost $2,629,633)	1,567,431

Principal Amount (‡)
Short-Term Investments – 11.2%
514,369	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2015 at 0.000% to be repurchased at $514,369 on 4/01/2015 collateralized by $516,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $524,695 including accrued interest(r)	514,369
149,885,609	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $149,885,651 on 4/01/2015 collateralized by $1,615,000 U.S. Treasury Note, 3.500% due 2/15/2018 valued at $1,741,734; $30,875,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $32,997,656; $23,200,000 U.S. Treasury Note, 2.000% due 11/30/2020 valued at $23,925,000; $4,075,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $4,278,750; $80,310,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $89,947,200 including accrued interest(i)(r)	149,885,609
9,400,000	U.S. Treasury Bills, 0.067%, 8/20/2015(s)(t)	9,397,697

	Total Short-Term Investments (Identified Cost $159,797,511)	159,797,675

	Total Investments – 98.0% (Identified Cost $1,393,465,993)(a)	1,391,353,135
	Other assets less liabilities – 2.0%	28,685,609

	Net Assets – 100.0%	$1,420,038,744

Shares(††††)
Written Options – (0.0%)

	Options on Securities – (0.0%)
500,000	iShares® China Large-Cap ETF, Put expiring May 15, 2015 at 37.5000(m)	$(25,000)
300,000	iShares® Russell 2000 ETF, Put expiring June 30, 2015 at 102(m)	(151,500)
250,000	SPDR® S&P 500® ETF Trust, Put expiring June 19, 2015 at 180(m)	(265,000)

	Total Written Options (Premiums Received $1,546,920)	$(441,500)

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no sale price or closing bid quotation available unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

International index options traded on foreign exchanges are valued at the most recent settlement price.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Security held in units. One unit represents a principal amount of 1,000. Amount shown represents principal amount including inflation adjustments.
(††††)	Interest rate swaptions are expressed as notional amount. Options on securities and index options are expressed as shares. Options on currency are expressed as units of currency.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2015, the net unrealized depreciation on investments based on a cost of $1,393,974,506 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$37,042,213
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(39,663,584)

Net unrealized depreciation	$(2,621,371)

At December 31, 2014, the Fund had a short-term capital loss carryforward of $36,722,563 with no expiration date and a long-term capital loss carryforward of $17,622,766 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or swaptions.
(c)	Variable rate security. Rate as of March 31, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2015, the value of these securities amounted to $6,935,075 or 0.5% of net assets.
(e)	Illiquid security. At March 31, 2015, the value of these securities amounted to $20,713,749 or 1.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(f)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(g)	Perpetual bond with no specified maturity date.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts, swap agreements, options or swaptions.
(j)	Position is unsettled. Contract rate was not determined at March 31, 2015 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2015.
(l)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(m)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(n)	Counterparty is Bank of America, N.A.
(o)	Counterparty is Citibank, N.A.
(p)	Non-income producing security.

(p)	The Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate.

When the Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked to market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When the Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

(q)	Counterparty is Deutsche Bank AG.
(r)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(s)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(t)	All of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $352,372,634 or 24.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
TIIE	Tasa de Interes de Equilibrio - Equilibrium Interbank Interest Rate
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2015, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	$5,200,000	$163,983	$378,580	$214,597	$(1,444)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	1,725,000	56,609	125,587	68,978	(479)
Bank of America, N.A.	Republic of Brazil	(1.00%)	12/20/2019	2,325,000	60,427	169,269	108,842	(646)
Citibank, N.A.	Republic of Brazil	(1.00%)	12/20/2019	3,450,000	94,012	251,173	157,161	(958)

Total						$924,609	$549,578	$(3,527)

Sell Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/ (Received)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
Bank of America, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	$1,775,000	$(209,339)	$(440,068)	$(230,729)	$486
Citibank, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	3,150,000	(371,502)	(780,966)	(409,464)	863
Citibank, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	600,000	(97,172)	(148,755)	(51,583)	167
Deutsche Bank AG	Transocean, Inc.	1.00%	12/20/2019	7.74%	2,660,000	(345,425)	(659,482)	(314,057)	739
JPMorgan Chase Bank, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	2,025,000	(320,216)	(502,049)	(181,833)	563
JPMorgan Chase Bank, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	1,215,000	(203,428)	(301,230)	(97,802)	338
JPMorgan Chase Bank, N.A.	Transocean, Inc.	1.00%	12/20/2019	7.74%	4,075,000	(618,502)	(1,010,298)	(391,796)	1,132
Morgan Stanley Capital Services, Inc.	Transocean, Inc.	1.00%	12/20/2019	7.74%	810,000	(136,866)	(200,820)	(63,954)	225

Total							$(4,043,668)	$(1,741,218)	$4,513

At March 31, 2015, the Fund had the following open centrally cleared credit default swap agreements:

Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY* Series 24, 5-Year	(5.00%)	6/20/2020	$72,100,000	$(5,120,470)	$(198,131)	$(10,014)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	4/23/2015	Brazilian Real	69,080,000	$21,532,364	$(604,104)
Buy[1]	4/13/2015	Chilean Peso	13,700,000,000	21,918,247	275,277
Sell[1]	4/13/2015	Chilean Peso	13,700,000,000	21,918,247	(461,708)
Sell[2]	4/17/2015	Colombian Peso	18,400,000,000	7,066,282	(45,525)
Buy[1]	4/07/2015	Euro	52,760,000	56,733,975	(355,405)
Sell[1]	4/07/2015	Euro	52,760,000	56,733,975	2,194,864
Sell[3]	4/17/2015	Euro	686,000	737,767	8,493
Sell[3]	4/17/2015	Euro	4,985,000	5,361,180	(109,986)
Sell[1]	4/23/2015	Euro	9,845,000	10,588,753	(75,868)
Sell[2]	4/27/2015	Euro	26,000,000	27,965,660	552,258
Buy[2]	4/27/2015	Hungarian Forint	7,777,600,000	27,817,697	(749,534)
Buy[2]	4/20/2015	Japanese Yen	3,080,000,000	25,686,975	261,952
Sell[1]	4/09/2015	Malaysian Ringgit	44,000,000	11,872,799	96,733
Sell[1]	4/09/2015	Malaysian Ringgit	9,000,000	2,428,527	(16,305)
Buy[1]	4/06/2015	Mexican Peso	87,652,000	5,746,353	20,963
Buy[1]	4/07/2015	Mexican Peso	673,360,000	44,141,646	(498,948)
Sell[1]	4/06/2015	Mexican Peso	87,652,000	5,746,353	98,477
Sell[1]	4/07/2015	Mexican Peso	782,648,000	51,305,945	879,286
Sell[1]	4/23/2015	Mexican Peso	5,362,500	351,153	(1,575)
Sell[1]	5/06/2015	Mexican Peso	87,652,000	5,734,623	(21,399)
Sell[2]	4/09/2015	New Taiwan Dollar	451,600,000	14,432,957	(93,713)
Buy[1]	4/10/2015	New Zealand Dollar	29,200,000	21,812,904	(551,668)
Sell[1]	4/10/2015	New Zealand Dollar	29,200,000	21,812,904	(334,844)
Sell[4]	4/20/2015	New Zealand Dollar	8,860,000	6,612,150	(127,959)
Buy[3]	4/09/2015	South African Rand	345,400,000	28,444,371	(163,737)
Sell[3]	4/09/2015	South African Rand	345,400,000	28,444,371	474,226
Buy[2]	4/13/2015	Turkish Lira	17,000,000	6,520,004	(49,537)
Buy[1]	4/13/2015	Turkish Lira	27,000,000	10,355,300	(74,645)
Sell[2]	4/13/2015	Turkish Lira	17,000,000	6,520,004	(112,888)
Sell[1]	4/13/2015	Turkish Lira	27,000,000	10,355,300	(163,544)

Total					$249,637

At March 31, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
4/17/2015	South Korean Won	24,269,000,000	Japanese Yen[1]	2,578,681,173	$(358,928)
4/27/2015	Australian Dollar	26,100,000	Canadian Dollar[1]	25,619,656	371,177

Total					$12,249

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Bank of America, N.A.
[3]	Counterparty is Deutsche Bank AG
[4]	Counterparty is Citibank, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50®	6/19/2015	468	$18,271,815	$209,290
Eurodollar	12/14/2015	819	203,408,887	(12,293)

Total				$196,997

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/19/2015	626	$64,503,040	$230,105
Eurodollar	12/19/2016	819	201,873,262	37,987
Sterling	12/21/2016	1,096	200,949,673	79,421

Total				$347,513

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$174,096,154	$944,010	(a)	$175,040,164
ABS Other	—	11,296,725	26,012,497	(b)	37,309,222
Non-Agency Commercial Mortgage-Backed Securities	—	49,699,747	18,035,293	(c)	67,735,040
All Other Non-Convertible Bonds*	—	594,955,259	—		594,955,259

Total Non-Convertible Bonds	—	830,047,885	44,991,800		875,039,685

Convertible Bonds*	—	56,756,928	—		56,756,928

Total Bonds and Notes	—	886,804,813	44,991,800		931,796,613

Senior Loans*	—	196,978,383	—		196,978,383
Loan Participations*	—	—	2,627,682	(c)	2,627,682
Preferred Stocks
Convertible Preferred Stocks
Energy	—	1,707,634	—		1,707,634
REITs - Mortgage	—	3,789,229	—		3,789,229
All Other Convertible Preferred Stocks*	50,715,476	—	—		50,715,476

Total Convertible Preferred Stocks	50,715,476	5,496,863	—		56,212,339

Non-Convertible Preferred Stocks
Cable Satellite	—	4,283,208	—		4,283,208
All Other Non-Convertible Preferred Stocks*	6,586,387	—	—		6,586,387

Total Non-Convertible Preferred Stocks	6,586,387	4,283,208	—		10,869,595

Total Preferred Stocks	57,301,863	9,780,071	—		67,081,934

Common Stocks*	25,214,752	—	—		25,214,752
Exchange Traded Funds	3,596,607	—	—		3,596,607
Purchased Options*	2,362,070	329,988	—		2,692,058
Purchased Swaptions*	—	1,567,431	—		1,567,431
Short-Term Investments	—	159,797,675	—		159,797,675

Total Investments	88,475,292	1,255,258,361	47,619,482		1,391,353,135

Bilateral Credit Default Swap Agreements (unrealized appreciation)	—	549,578	—		549,578
Forward Foreign Currency Contracts (unrealized appreciation)	—	5,233,706	—		5,233,706
Futures Contracts (unrealized appreciation)	556,803	—	—		556,803

Total	$89,032,095	$1,261,041,645	$47,619,482		$1,397,693,222

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Written Options*	$(441,500)	$—	$—		$(441,500)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(1,741,218)	—		(1,741,218)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	(198,131)	—	—		(198,131)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(4,971,820)	—		(4,971,820)
Futures Contracts (unrealized depreciation)	(12,293)	—	—		(12,293)

Total	$(651,924)	$(6,713,038)	$—		$(7,364,962)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices ($20,021,432) or fair valued by the Fund’s adviser ($5,991,065).
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2014 and/or March 31, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$811,274	$—	$(2,002)	$(131)	$—	$(121,652)	$256,521	$—	$944,010	$(728)
ABS Other	20,098,815	—	(386)	(280,218)	7,673,273	(1,478,987)	—	—	26,012,497	(272,782)
Non-Agency Commercial Mortgage-Backed Securities	4,387,394	—	(90)	73,619	13,581,532	(7,162)	—	—	18,035,293	73,531
Loan Participations	2,657,911	—	(275)	6,612	—	(36,566)	—	—	2,627,682	6,521

Total	$27,955,394	$—	$(2,753)	$(200,118)	$21,254,805	$(1,644,367)	$256,521	$—	$47,619,482	$(193,458)

A debt security valued at $256,521 was transferred from Level 2 to Level 3 during the period ended March 31, 2015. At December 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2015, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts, swaptions and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2015, the Fund used forward foreign currency and options contracts, swaptions and credit default swap agreements (as a protection seller) to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts and interest rate swaptions to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2015, the Fund engaged in futures contracts to manage duration and for hedging purposes.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2015, the Fund engaged in forward foreign currency and option transactions for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2015, the Fund engaged in credit default swap transactions as a protection buyer to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2015, the Fund engaged in futures and option transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Over-the-counter asset derivatives
Interest rate contracts	$1,567,431	$—	$—	$—	$1,567,431
Foreign exchange contracts	329,988	5,233,706	—	—	5,563,694
Credit contracts	—	—	—	924,609	924,609

Total over-the-counter asset derivatives	$1,897,419	$5,233,706	$—	$924,609	$8,055,734

Exchange traded/cleared asset derivatives
Equity contracts	$2,362,070	$—	$439,395	$—	$2,801,465
Interest rate contracts	—	—	117,408	—	117,408

Total exchange traded/cleared asset derivatives	$2,362,070	$—	$556,803	$—	$2,918,873

Total asset derivatives	$4,259,489	$5,233,706	$556,803	$924,609	$10,974,607

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(4,971,820)	$—	$—	$(4,971,820)
Credit contracts	—	—	—	(4,043,668)	(4,043,668)

Total over-the-counter liability derivatives	$—	$(4,971,820)	$—	$(4,043,668)	$(9,015,488)

Exchange traded/cleared liability derivatives
Equity contracts	$(441,500)	$—	$—	$—	$(441,500)
Interest rate contracts	—	—	(12,293)	—	(12,293)
Credit contracts	—	—	—	(5,120,470)	(5,120,470)

Total exchange traded/cleared liability derivatives	$(441,500)	$—	$(12,293)	$(5,120,470)	$(5,574,263)

Total liability derivatives	$(441,500)	$(4,971,820)	$(12,293)	$(9,164,138)	$(14,589,751)

[1]	Represents purchased options/swaptions, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, options, interest rate swaptions and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of March 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Citibank, N.A.	$(590,774)	$610,000
JPMorgan Chase Bank, N.A.	(1,813,577)	1,760,000
Morgan Stanley Capital Services, Inc.	(200,820)	—

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$26,505,090	$16,234,887

These amounts include cash received as collateral of $2,010,000.

Industry Summary at March 31, 2015 (Unaudited)

ABS Home Equity	12.3%
Banking	5.4
Technology	5.1
Pharmaceuticals	4.9
Non-Agency Commercial Mortgage-Backed Securities	4.8
Automotive	4.6
ABS Credit Card	4.0
Finance Companies	2.9
ABS Other	2.8
Independent Energy	2.5
Treasuries	2.4
Midstream	2.2
Consumer Cyclical Services	2.1
Other Investments, less than 2% each	30.8
Short-Term Investments	11.2
Total Investments	98.0

Other assets less liabilities (including open written options, swap agreements, forward foreign currency contracts and futures contracts)	2.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.7% of Net Assets

Municipals – 90.7%

	Alaska – 2.1%
$600,000	Alaska Municipal Bond Bank Authority Revenue, Refunding, 2011 Series Three, 5.000%, 9/01/2020	$706,014

	California – 4.7%
250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	303,535
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	463,524
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	800,709

		1,567,768

	Colorado – 7.2%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	302,650
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	458,504
400,000	Denver City & County School District No. 1, GO, Series B, (State Aid Withholding), 5.000%, 12/01/2026	480,660
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	621,600
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	519,854

		2,383,268

	Connecticut – 1.2%
375,000	State of Connecticut Special Tax Revenue, Second Lien, Transportation Infrastructure, Refunding, Series 1, 5.000%, 2/01/2016	389,632

	Florida – 15.4%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	588,060
250,000	Florida State Board of Education, GO, Capital Outlay 2011, Refunding, Series B, 5.000%, 6/01/2015	252,050
400,000	Florida State Board of Governors, University System Improvement Revenue, Refunding, Series A, 5.000%, 7/01/2018	452,044
500,000	JEA Water & Sewer System Revenue, Series A, 5.000%, 10/01/2016	533,815
250,000	Miami Beach Health Facilities Authority Revenue, Mt. Sinai Medical Center, Refunding, 5.000%, 11/15/2025	293,090
750,000	Miami-Dade County Aviation Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2017	826,072
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	480,544
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	731,694

Principal Amount	Description	Value (†)
Municipals – continued

	Florida – continued
$400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	$492,964
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	474,584

		5,124,917

	Georgia – 2.7%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	589,325
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	297,955

		887,280

	Hawaii – 1.3%
400,000	Honolulu City and County, GO, Series B, 5.000%, 8/01/2016	424,352

	Illinois – 4.3%
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	417,493
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	575,120
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	116,504
320,000	Illinois State Toll Highway Authority Revenue, Senior Priority, Series A, (AGM insured), 5.000%, 1/01/2017	323,815

		1,432,932

	Kentucky – 1.0%
275,000	Louisville & Jefferson County, Metropolitan Government Revenue, Jewish Hospital St. Mary’s Healthcare, Prerefunded 02/01/2018@100, 6.125%, 2/01/2037	315,276

	Massachusetts – 0.5%
150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	163,826

	Michigan – 1.7%
545,000	State of Michigan, GO, Prerefunded 11/01/2015@100, Series A, (NATL-RE insured), 5.000%, 11/01/2018	560,195

	Minnesota – 2.5%
250,000	Minneapolis-St. Paul Metropolitan Airports Commission Revenue, Refunding, 5.000%, 1/01/2017	268,830
300,000	Minnesota State Higher Education Facilities Authority Revenue, University of St. Thomas, Series 7-U, 5.000%, 4/01/2017	324,819
200,000	Northern Municipal Power Agency, Electric System Revenue, Series A, 5.000%, 1/01/2023	236,078

		829,727

Principal Amount	Description	Value (†)
Municipals – continued

	Missouri – 4.1%
$700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	$847,679
500,000	Southeast Missouri State University Revenue, Series A, 5.000%, 4/01/2016	522,560

		1,370,239

	Nebraska – 1.7%
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	577,120

	Nevada – 1.8%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	600,775

	New Jersey – 6.3%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	316,688
580,000	New Jersey State Transportation Trust Fund Authority Revenue, Prerefunded 06/15/2015@100, Series D, (AGM insured), 5.000%, 6/15/2019	585,597
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	576,265
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	608,865

		2,087,415

	New York – 1.1%
350,000	New York State Dormitory Authority Revenue, Mental Health Services Facility Improvements, (State Appropriation), 5.000%, 2/15/2017	378,280

	Ohio – 8.3%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Refunding, Series CA, (AGM insured), 5.000%, 2/15/2021	454,380
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	619,695
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	589,345
500,000	Little Miami School District, GO, Prerefunded 12/01/2016@ 100, (AGM insured), 5.000%, 12/01/2026	537,430
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	569,740

		2,770,590

	Pennsylvania – 3.5%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	385,464
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	305,341
450,000	Philadelphia Airport Revenue, Refunding, Series D, AMT, 5.000%, 6/15/2016	473,472

		1,164,277

Principal Amount	Description	Value (†)
Municipals – continued

	Rhode Island – 1.8%
$500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	$614,015

	South Dakota – 1.5%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	503,256

	Texas – 10.2%
250,000	Corpus Christi Utility System Revenue, Junior Lien Improvement, 5.000%, 7/15/2021	296,015
400,000	Garland, GO, Refunding, (AGM insured), 5.000%, 2/15/2016	415,820
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	608,805
500,000	Keller Independent School District, GO, Refunding, Series A, (PSF-GTD), 5.000%, 8/15/2022	609,795
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	423,118
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	482,216
500,000	West Harris County Regional Water Authority, Water System Revenue, Refunding, (AGM insured), 4.000%, 12/15/2019	556,275

		3,392,044

	Utah – 0.9%
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	296,003

	Washington – 4.9%
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	562,430
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	460,888
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	593,585

		1,616,903

	Total Bonds and Notes (Identified Cost $29,269,047)	30,156,104

Short-Term Investments – 10.7%
3,562,550	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $3,562,551 on 4/01/2015 collateralized by $3,245,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $3,634,400 including accrued interest(b) (Identified Cost $3,562,550)	3,562,550

Description	Value (†)
Total Investments – 101.4% (Identified Cost $32,831,597)(a)	$33,718,654
Other assets less liabilities – (1.4)%	(453,441)

Net Assets – 100.0%	$33,265,213

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $32,831,597 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$893,396
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,339)

Net unrealized appreciation	$887,057

At December 31, 2014, the Fund had a short-term capital loss carryforward of $342,604 with no expiration date and a long-term capital loss carryforward of $58,812 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
NATL-RE	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$30,156,104	$—	$30,156,104
Short-Term Investments	—	3,562,550	—	3,562,550

Total	$—	$33,718,654	$—	$33,718,654

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2015 (Unaudited)

Higher Education	14.2%
Medical	12.6
General	11.2
General Obligation	9.9
Water	9.8
School District	9.0
Power	7.4
Transportation	7.3
Airport	4.7
Utilities	2.5
Bond Bank	2.1
Short-Term Investments	10.7

Total Investments	101.4
Other assets less liabilities	(1.4)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

SeeyondSM Multi-Asset Allocation Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 12.5% of Net Assets

	France – 2.3%
900,000	France Government Bond OAT, 3.500%, 4/25/2020, (EUR)(b)	$1,137,159

	Germany – 2.4%
390,000	Bundesrepublik Deutschland, 1.500%, 2/15/2023, (EUR)(b)	467,799
600,000	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)(b)	749,768

		1,217,567

	Japan – 4.9%
280,000,000	Japan Government Ten Year Bond, 1.000%, 3/20/2022, (JPY)(b)	2,467,072

	Spain – 2.3%
850,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(b)	1,161,332

	United Kingdom – 0.6%
200,000	United Kingdom Gilt, 2.250%, 9/07/2023, (GBP)	314,122

	Total Bonds and Notes (Identified Cost $6,970,792)	6,297,252

Shares
Exchange-Traded Funds – 9.2%

	United States – 9.2%
13,740	iShares® MSCI China ETF(b)(c)	748,830
38,610	iShares® MSCI Emerging Markets ETF(b)(c)	1,549,419
5,900	iShares® MSCI India ETF(b)(c)	189,331
2,425	iShares® MSCI Indonesia ETF(b)(c)	67,294
6,350	iShares® MSCI Malaysia ETF(b)(c)	84,392
800	iShares® MSCI Philippines ETF(b)(c)	33,280
6,025	iShares® MSCI South Korea Capped ETF(b)(c)	344,871
37,600	iShares® MSCI Switzerland Capped ETF(b)(c)	1,248,696
19,530	iShares® MSCI Taiwan ETF(b)(c)	307,402
700	iShares® MSCI Thailand Capped ETF(b)(c)	55,559

	Total Exchange-Traded Funds (Identified Cost $4,822,927)	4,629,074

Contracts
Purchased Options – 0.1%

	Options on Futures Contracts – 0.1%
87	E-mini S&P 500®, Call expiring June 19, 2015 at 2150(d) (Identified Cost $131,715)	63,075

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 63.0%

$14,935,256	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $14,935,260 on 4/01/2015 collateralized by $13,605,000 U.S. Treasury Note, 3.625% due 2/15/2021 valued at $15,237,600 including accrued interest(e)	$14,935,256
8,000,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $8,000,002 on 4/01/2015 collateralized by $7,775,000 U.S. Treasury Note, 2.375% due 12/31/2020 valued at $8,163,750 including accrued interest(b)(e)	8,000,000
1,100,000	Spain Letras del Tesoro Bills, 0.015%, 6/19/2015, (EUR)(f)	1,182,858
3,000,000	U.S. Treasury Bills, 0.012%, 6/04/2015(f)	2,999,919
2,000,000	U.S. Treasury Bills, 0.012%, 6/11/2015(f)	1,999,930
1,800,000	United Kingdom Treasury Bills, 0.412%, 6/22/2015, (GBP)(f)	2,667,268

	Total Short-Term Investments (Identified Cost $31,770,457)	31,785,231

	Total Investments – 84.8% (Identified Cost $43,695,891)(a)	42,774,632
	Other assets less liabilities – 15.2%	7,637,596

	Net Assets – 100.0%	$50,412,228

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts and options on futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2015, the net unrealized depreciation on investments based on a cost of $43,741,883 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$82,753
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,050,004)

Net unrealized depreciation	$(967,251)

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or options.
(c)	iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in the SeeyondSM Multi-Asset Allocation Fund.
(d)	The Fund may enter into option contracts. When the Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the equity underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, the value of Rule 144A holdings amounted to $1,161,332 or 2.3% of net assets.

ETF	Exchange-Traded Fund
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200™	6/18/2015	8	$896,614	$10,663
E-mini NASDAQ 100	6/19/2015	19	1,645,210	(15,704)
E-mini S&P 500®	6/19/2015	108	11,128,320	(29,972)
EURO STOXX 50®	6/19/2015	125	4,880,292	71,028
Euro-BTP	6/08/2015	15	2,267,380	29,171
Euro-Buxl® 30 Year Bond	6/08/2015	3	568,248	37,285
FTSE 100 Index	6/19/2015	21	2,095,555	(26,053)
FTSE MIB	6/19/2015	13	1,594,779	50,850
German Euro Bund	6/08/2015	2	341,414	4,685
IBEX 35	4/17/2015	7	864,847	43,170
Nikkei 225™	6/11/2015	37	3,564,025	76,638
S&P/TSX 60 Index	6/18/2015	4	546,556	206
UK Long Gilt	6/26/2015	2	358,241	4,150
Ultra Long U.S. Treasury Bond	6/19/2015	14	2,378,250	35,800
10 Year Japan Government Bond	6/11/2015	3	3,682,495	(500)
10 Year U.S. Treasury Note	6/19/2015	41	5,285,156	46,684

Total				$338,101

At March 31, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Swiss Franc	6/15/2015	1	$128,938	$(4,803)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$6,297,252	$—	$6,297,252
Exchange-Traded Funds*	4,629,074	—	—	4,629,074
Purchased Options*	63,075	—	—	63,075
Short-Term Investments	—	31,785,231	—	31,785,231

Total Investments	4,692,149	38,082,483	—	42,774,632

Futures Contracts (unrealized appreciation)	410,330	—	—	410,330

Total	$5,102,479	$38,082,483	$—	$43,184,962

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(77,032)	$—	$—	$(77,032)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include futures contracts and options on futures contracts.

The Fund seeks to gain exposure to a combination of four asset classes: equity, fixed income, currency and volatility. The Fund pursues its objective by utilizing a variety of listed and other liquid derivative instruments. The Fund’s equity exposure typically will be obtained through investments in broad, equity index listed futures, equity index options, options on futures and exchange-traded funds (“ETFs”). The Fund’s fixed income exposure may consist of, but is not limited to, U.S. and non-U.S. government bonds, listed bond futures, options on futures and fixed income ETFs. The Fund’s currency exposure typically will be obtained through investments in non-dollar denominated investments, futures and forward foreign currency contracts. The Fund’s exposure to volatility assets will result from both “long” and “short” positions in futures and options, such as futures contracts based on the Chicago Board Options Exchange Volatility Index (the “VIX”), listed equity index options, options on futures and equity index futures. During the period ended March 31, 2015, the Fund used futures contracts and options on futures contracts to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of March 31, 2015:

Assets	Investments at value[1]	Unrealized appreciation on futures contracts	Total
Exchange-traded/cleared asset derivatives
Interest rate contracts	$—	$157,775	$157,775
Equity contracts	63,075	252,555	315,630

Total asset derivatives	$63,075	$410,330	$473,405

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(500)
Foreign exchange contracts	(4,803)
Equity contracts	(71,729)

Total liability derivatives	$(77,032)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund as of March 31, 2015:

Maximum Amount of Loss - Gross
$1,764,188

Industry Summary at March 31, 2015 (Unaudited)

Treasuries	12.5%
Exchange-Traded Funds	9.2
Purchased Options	0.1
Short-Term Investments	63.0

Total Investments	84.8
Other assets less liabilities (including futures contracts)	15.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2015 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 95.1% of Net Assets

	Auto Components – 3.0%
188,425	Delphi Automotive PLC	$15,025,009
213,700	Tenneco, Inc.(b)	12,270,654

		27,295,663

	Banks – 5.8%
384,875	CIT Group, Inc.	17,365,560
1,348,825	Investors Bancorp, Inc.	15,808,229
415,900	PacWest Bancorp	19,501,551

		52,675,340

	Capital Markets – 3.0%
290,675	LPL Financial Holdings, Inc.	12,749,006
327,450	SEI Investments Co.	14,437,270

		27,186,276

	Commercial Services & Supplies – 1.1%
268,850	KAR Auction Services, Inc.	10,197,481

	Communications Equipment – 1.7%
543,425	CommScope Holding Co., Inc.(b)	15,509,350

	Containers & Packaging – 5.4%
271,150	Avery Dennison Corp.	14,346,546
382,600	Crown Holdings, Inc.(b)	20,668,052
183,825	Packaging Corp. of America	14,373,277

		49,387,875

	Diversified Consumer Services – 2.0%
550,325	ServiceMaster Global Holdings, Inc.(b)	18,573,469

	Diversified Financial Services – 2.0%
350,425	NASDAQ OMX Group, Inc. (The)	17,850,649

	Energy Equipment & Services – 0.3%
139,025	Superior Energy Services, Inc.	3,105,819

	Food & Staples Retailing – 2.7%
2,855,050	Rite Aid Corp.(b)	24,810,384

	Health Care Equipment & Supplies – 1.5%
278,050	Alere, Inc.(b)	13,596,645

	Health Care Providers & Services – 6.4%
325,150	Amsurg Corp.(b)	20,003,228
311,350	Community Health Systems, Inc.(b)	16,277,378
290,675	HCA Holdings, Inc.(b)	21,867,480

		58,148,086

	Household Durables – 4.7%
70,075	Harman International Industries, Inc.	9,364,122
402,112	Jarden Corp.(b)	21,271,725

Shares	Description	Value (†)
Common Stocks – continued

	Household Durables – continued
238,975	Lennar Corp., Class A	$12,381,295

		43,017,142

	Household Products – 1.2%
127,525	Spectrum Brands Holdings, Inc.	11,421,139

	Insurance – 5.3%
315,950	Arthur J. Gallagher & Co.	14,770,662
457,275	First American Financial Corp.	16,315,572
181,525	Reinsurance Group of America, Inc., Class A	16,916,315

		48,002,549

	Internet & Catalog Retail – 1.6%
213,700	HSN, Inc.	14,580,751

	IT Services – 10.5%
236,675	Broadridge Financial Solutions, Inc.	13,019,492
190,725	CACI International, Inc., Class A(b)	17,149,992
213,700	Fiserv, Inc.(b)	16,967,780
162,000	Global Payments, Inc.	14,852,160
752,550	Sabre Corp.	18,286,965
413,600	Total System Services, Inc.	15,778,840

		96,055,229

	Machinery – 3.1%
74,675	Snap-on, Inc.	10,981,705
141,325	WABCO Holdings, Inc.(b)	17,366,016

		28,347,721

	Metals & Mining – 3.9%
282,625	Carpenter Technology Corp.	10,988,460
591,700	Constellium NV, Class A(b)	12,023,344
199,900	Reliance Steel & Aluminum Co.	12,209,892

		35,221,696

	Oil, Gas & Consumable Fuels – 1.8%
171,200	Gulfport Energy Corp.(b)	7,859,792
95,350	Noble Energy, Inc.	4,662,615
122,925	Whiting Petroleum Corp.(b)	3,798,383

		16,320,790

	Pharmaceuticals – 4.2%
629,600	Catalent, Inc.(b)	19,612,040
109,150	Mallinckrodt PLC(b)	13,823,847
23,061	Valeant Pharmaceuticals International, Inc.(b)	4,580,376

		38,016,263

	Professional Services – 1.5%
387,175	TriNet Group, Inc.(b)	13,640,175

	Road & Rail – 2.1%
234,375	Con-way, Inc.	10,342,969
418,200	Hertz Global Holdings, Inc.(b)	9,066,576

		19,409,545

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 5.3%
129,825	Avago Technologies Ltd.	$16,485,178
525,050	Micron Technology, Inc.(b)	14,244,607
176,925	Skyworks Solutions, Inc.	17,389,958

		48,119,743

	Software – 1.3%
150,500	Check Point Software Technologies Ltd.(b)	12,336,485

	Specialty Retail – 5.7%
206,800	Cabela’s, Inc.(b)	11,576,664
190,725	GNC Holdings, Inc., Class A	9,358,876
336,625	Men’s Wearhouse, Inc. (The)	17,571,825
95,350	Signet Jewelers Ltd.	13,233,626

		51,740,991

	Technology Hardware, Storage & Peripherals – 1.8%
564,125	NCR Corp.(b)	16,647,329

	Textiles, Apparel & Luxury Goods – 3.6%
556,100	Gildan Activewear, Inc.	16,416,072
150,500	PVH Corp.	16,037,280

		32,453,352

	Trading Companies & Distributors – 2.6%
512,425	HD Supply Holdings, Inc.(b)	15,964,601
88,475	United Rentals, Inc.(b)	8,065,381

		24,029,982

	Total Common Stocks (Identified Cost $717,515,042)	867,697,919

Closed-End Investment Companies – 2.2%
1,185,675	Ares Capital Corp. (Identified Cost $19,797,455)	20,358,040

Principal Amount
Short-Term Investments – 2.2%
$20,450,535	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2015 at 0.010% to be repurchased at $20,450,540 on 4/01/2015 collateralized by $20,130,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $20,859,713 including accrued interest(c) (Identified Cost $20,450,535)	20,450,535

Total Investments – 99.5% (Identified Cost $757,763,032)(a)	908,506,494
Other assets less liabilities – 0.5%	4,406,103

Net Assets – 100.0%	$912,912,597

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2015, the net unrealized appreciation on investments based on a cost of $757,763,032 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$171,914,167
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(21,170,705)

Net unrealized appreciation	$150,743,462

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$867,697,919	$—	$—	$867,697,919
Closed-End Investment Companies	20,358,040	—	—	20,358,040
Short-Term Investments	—	20,450,535	—	20,450,535

Total	$888,055,959	$20,450,535	$—	$908,506,494

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2015 (Unaudited)

IT Services	10.5%
Health Care Providers & Services	6.4
Banks	5.8
Specialty Retail	5.7
Containers & Packaging	5.4
Semiconductors & Semiconductor Equipment	5.3
Insurance	5.3
Household Durables	4.7
Pharmaceuticals	4.2
Metals & Mining	3.9
Textiles, Apparel & Luxury Goods	3.6
Machinery	3.1
Auto Components	3.0
Capital Markets	3.0
Food & Staples Retailing	2.7
Trading Companies & Distributors	2.6
Closed-End Investment Companies	2.2
Road & Rail	2.1
Diversified Consumer Services	2.0
Diversified Financial Services	2.0
Other Investments, less than 2% each	13.8
Short-Term Investments	2.2

Total Investments	99.5
Other assets less liabilities	0.5

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2015